UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-08898


                          Buffalo High Yield Fund, Inc.
               (Exact name of registrant as specified in charter)



                              5420 West 61st Place
                            Shawnee Mission, KS 66205
               (Address of principal executive offices) (Zip code)



                                 Kent W. Gasaway
                              5420 West 61st Place
                            Shawnee Mission, KS 66205
                     (Name and address of agent for service)


                                 (913) 384-1513
               Registrant's telephone number, including area code



Date of fiscal year end: March 31, 2004



Date of reporting period: September 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------


     * * * * * * * * * * * * * * * * * * * * * * * * * * BUFFALO
                                                         FUNDS(R)




                                                         Balanced Fund

                                                         High Yield Fund

                                                         Large Cap Fund

                                                         Mid Cap Fund

                                                         Science &

                                                         Technology Fund

                                                         Small Cap Fund

                                                         USA Global Fund



                                                         * * * * * * * * * * * *
                                                         SEMIANNUAL REPORT

                                                         September 30, 2003

MESSAGE
TO OUR SHAREHOLDERS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

     Our adherence to buying beneficiaries of long-term global, industry and demographic trends continues to prove itself. It is the first screen we use, before layering on fundamental company analysis and strict adherence to our valuation models. Please see the Portfolio Managers' Letter for more details on this proprietary process.

     We have watched with dismay the investigations of some mutual funds and their alleged trading abuses. The Buffalo Funds do not allow short-term market timing or late trading. Period. Either would have a negative effect on our investment process and could harm shareholders. Our Funds are invested for the long term, and we pursue shareholders who also invest for the long term. Our trading practices and restrictions are listed in our Prospectus and Statement of Additional Information, both available at www.buffalofunds.com.

     We have closed the Buffalo Small Cap Fund to new broker-dealer accounts in an effort to keep cash inflows from affecting our existing shareholders. Existing shareholders at broker-dealers can continue to add money to their accounts, and the Fund remains open to direct retail shareholders and 401k plans. For the rest of our Funds it's business as usual at our call center (1-800-49-BUFFALO).

     In August, one of our portfolio managers, Tom Laming, left our firm to start his own company. We wish him success. We're glad and vindicated that we have operated with a team management concept for our equity funds, and have felt the benefits directly. We will continue to team-manage the Funds with the help of our talented and growing staff of research analysts. We plan to replace Tom and add additional portfolio management and research professionals in the coming months, and have found that there is no shortage of candidates with expertise, education, and experience. We expect there will be announcements before year-end.

     As fellow shareholders, we remain committed to the time-tested principles of investing for the long-term, maintaining the highest level of integrity and performing detailed fundamental company analysis.

     We thank you for trusting your investments with us.

     Sincerely,

     /s/ Kent W. Gasaway

     Kent Gasaway
     President
     Buffalo Funds

PORTFOLIO  MANAGEMENT  REVIEW

     The entire Fund family continues to benefit from our unique management process. Before we invest money for the Funds, we take a look at the big picture. We identify fundamental trends within various industries that we are confident will play out over the next three to five years. These trends must be well defined and measurable. Only then do we start to identify individual companies that will benefit from the continuation of these trends. Finally, a valuation and business model analysis of each company is performed. This includes fundamental analysis which focuses on firms that we believe can sustain or grow their profit margins, have a solid management team, and have the financial strength to weather difficult economic environments. We believe the end result for our Funds is a diversified group of companies that grow faster than GDP over time and have reasonable relative valuations.

     BUFFALO SMALL CAP FUND saw strong performance in our technology, consumer, financial and pharmaceuticals holdings. Several holdings were added based on our long-term trend analysis. New investments based on our demographic research included American Medical Systems (surgical products for urologists and gynecologists), J. Jill (women's clothing - average customer is 49 years old), Rent-A-Center (favorable demographics of customer base) and United Natural Foods (trend toward healthier eating in older age group).

     BUFFALO MID CAP FUND'S heaviest sector weightings also produced the top performers this period. Technology and consumer discretionary sectors were positive contributors within the mid-cap markets, but stock selection within the sectors helped the Fund outperform its benchmarks. Technology is anticipating the benefit of improving capital expenditures. With an improving economy, corporate money should begin to flow into new information technology and the updating of aging computer systems. Consumer related performers were all tied to the demographic trends we have identified; Chicos and Talbots (women's clothing retailers catering to baby-boomers), Winnebago and Harley Davidson (fitting into both leisure and aging trends), and Mohawk (benefiting from carpet replacement and increasing new home purchases) were outstanding contributors to performance.

     BUFFALO LARGE CAP FUND benefited from our sector weightings and the stock selections within those sectors. Both the technology and financial sectors

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

reached cyclical bottoms and continue toward recovery, at least within targeted industries. ADP was added at attractive valuations as part of our investment in the trend toward outsourcing. Sysco (food distributor) was purchased based on demographics, targeting the age groups we see eating out more often. We sold Texas Instruments, and have trimmed other technology holdings based on valuations. Sales were also made of some smaller companies that were not in line with our large cap investment objective. Most were holdovers from when the Fund was called Buffalo Equity Fund (prior to February 2002) and took a broader market cap approach. The companies were held until they were appropriately valued for sale; those that were not fully valued may still be seen in the Buffalo Small or Mid Cap Funds.

     Early in the period, the strong performance of our SCIENCE & TECHNOLOGY FUND was driven by our heavy weighting in semiconductor holdings. We watched the industry closely with the concern that stock prices might be getting too far ahead of the actual businesses. As a precaution, the portfolio was actively managed to reduce the technology weighting and to increase the healthcare influence in the Fund. We added a number of small cap companies that are either benefiting from increasing pharmaceutical research and development, or are benefactors of the medical needs of an aging population. New additions to the healthcare holdings include Axcan Pharma (develops, manufactures, markets and distributes gastrointestinal (GI) products), Biomet (designs, manufactures and markets orthopedic products), Covance (a provider of product development services to the pharmaceutical, biotechnology and medical device industries), Galen Holdings (pharma-ceutical company focused on women's healthcare, dermatology and urology), Inamed (principal product lines: breast aesthetics for use in plastic and reconstructive surgery; facial aesthetics, and obesity intervention), King Pharmaceutical (manufactures, markets and sells branded prescription pharmaceutical products), Medicis Pharmaceutical (pharmaceutical company focused on dermatology), Mentor Corp (products for plastic and reconstructive surgery, surgical urology and for clinical and consumer healthcare) and Pharmaceutical Product Development (drug discovery and development services to pharmaceutical and biotechnology companies).

     In the BALANCED FUND we are keeping the bond/equity mix at approximately 50/50%, with our stocks paying dividends in the 2 - 3% range. We look for companies that have been able to increase their dividends at least every other year for the past 15 years. We are continuing to buy on dips, but will not chase a company if yields are too low. Because of the dividend emphasis, our equity holdings tend to be larger and "blue chip". We are not managing to a specific industry or sector mix; but are looking for individual companies that can provide income with upside potential. In the bond allocation, we hold shorter-term convertibles and high-yield bonds, which should help buffer the Fund against a future rise in interest rates. We're keeping cash low, staying invested to provide a current yield in the range of 4.5 - 5%.

     The stocks we had been holding in the HIGH YIELD FUND portfolio were good contributors to the Fund's performance, and we sold them into the second quarter rally. Selling the equities increased our cash position, but we're being very selective, only buying high yield bonds that we consider to be higher quality special situations. In general we believe the market is poised for high quality bonds, particularly Treasury bonds, to increase in yield. We are continuing to research bonds, have an extensive buy list, and are prepared to spend our cash when appropriate. Our interest is in securing this year's performance, and positioning the Fund for next year. As numbers on the economy come in, we are convinced that rates will be rising soon.

     The USA GLOBAL FUND continues to perform favorably thanks to strong individual stock performance and the trend toward a weaker dollar. The dollar's collapse, which started early in 2002 has had a positive impact on sales and earnings for virtually every holding in this Fund, primarily from the translation of foreign earnings into U.S. dollars. The Fund should continue to benefit from the stock selections that are generated through our unique investment objective of investing only in U.S. companies with a high component of overseas sales.

     We  thank  you  for  your  continued  investments.

     Sincerely,


     /s/ John C. Kornitzer                      /s/ Kent W. Gasaway

         John C. Kornitzer                          Kent W. Gasaway
         President                                  Sr. Vice President



     /s/ Robert  Male

         Robert Male
         Sr. Vice President

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
INVESTMENT RESULTS - TOTAL RETURN
-------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL
                                                      -------------------------------
                                              SIX       ONE       FIVE
                                             MONTHS     YEAR     YEARS
                                             ENDED     ENDED     ENDED       SINCE
                                            9/30/03   9/30/03   9/30/03   INCEPTION*
-------------------------------------------------------------------------------------
Buffalo Balanced Fund. . . . . . . . . . .    18.98%    26.56%     3.16%        6.30%
S&P 500 Index. . . . . . . . . . . . . . .    18.45%    24.40%     1.00%       10.68%
S&P 500 Index and Merrill Lynch U.S.
  Domestic Master Index Weighted Average**    12.03%    16.83%     3.26%        9.59%
Lipper Balanced Funds Index. . . . . . . .    13.19%    17.19%     3.62%        8.33%

Buffalo High Yield Fund. . . . . . . . . .    11.69%    20.82%     7.12%        8.88%
Merrill Lynch High Yield Master Index. . .    12.45%    28.22%     4.87%        6.78%
Lipper High Yield Bond Funds Index . . . .    12.29%    26.51%     2.36%        4.88%

Buffalo Large Cap Fund . . . . . . . . . .    26.90%    34.50%     4.99%       10.67%
S&P 500 Index. . . . . . . . . . . . . . .    18.45%    24.40%     1.00%        9.88%
Lipper Multi-Cap Core Funds Index. . . . .    21.07%    24.77%     2.83%        8.94%
Lipper Capital Appreciation Funds Index. .    20.51%    25.35%     2.23%        7.28%

Buffalo Mid Cap Fund . . . . . . . . . . .    31.17%    38.32%      N/A        -0.62%
S&P Midcap 400 Index . . . . . . . . . . .    25.38%    26.81%      N/A         2.68%
Russell Midcap Index . . . . . . . . . . .    25.87%    32.63%      N/A         3.14%
Lipper Mid-Cap Core Funds Index. . . . . .    25.58%    28.76%      N/A         1.21%

Buffalo Science & Technology Fund. . . . .    46.92%    72.80%      N/A        -4.94%
S&P 500 Index. . . . . . . . . . . . . . .    18.45%    24.40%      N/A        -5.15%
Lipper Science & Technology Funds Index. .    35.16%    56.30%      N/A       -13.26%

Buffalo Small Cap Fund . . . . . . . . . .    44.89%    42.11%    22.29%       16.39%
S&P Smallcap 600 Index . . . . . . . . . .    28.36%    26.86%    10.20%        3.63%
Russell 2000 Index . . . . . . . . . . . .    34.63%    36.50%     7.46%        1.44%
Lipper Small-Cap Core Funds Index. . . . .    29.36%    29.79%     9.77%        2.98%

Buffalo USA Global Fund. . . . . . . . . .    24.87%    29.12%     6.87%       10.73%
S&P 500 Index. . . . . . . . . . . . . . .    18.45%    24.40%     1.00%        9.88%
Lipper Capital Appreciation Funds Index. .    20.51%    25.35%     2.23%        7.28%
Lipper Global Funds Index. . . . . . . . .    23.82%    22.61%     2.57%        5.96%

-------------------------------------------------------------------------------------

*Buffalo  Balanced  Fund  (8/12/94), Buffalo High Yield Fund (5/19/95), Buffalo Large
Cap  Fund  (5/19/95),  Buffalo  Mid Cap Fund (12/17/01), Buffalo Science & Technology
Fund  (4/16/01), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global Fund (5/19/95).

**The  performance figure shown for comparison purposes is a weighted average made up of  60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index.

For  complete  Fund  performance  information,  please see the enclosed updates. Past performance  does  not  guarantee future results. The investment return and principal investment  will  fluctuate so that an investor's shares, when redeemed, may be worth more  or  less  than  their  original  cost.

The Fund returns shown do not reflect the deduction of taxes that a shareholder would pay  on  Fund  distributions  or the redemption of Fund shares. The benchmark returns shown,  excluding  the  Lipper  Indices,  reflect  the  reinvestment of dividends and capital  gains  but  do  not reflect the deduction of any investment management fees, other  expenses  or  taxes. The performance of the Lipper Indices is presented net of the  funds'  fees  and  expenses, however applicable sales charges are not taken into consideration.

The  S&P  500  Index  is  a capitalization weighted index of 500 large capitalization stocks  which  is  designed to measure broad domestic securities markets. The Merrill
Lynch  U.S.  Domestic  Master  Index  is  a  capitalization  weighted  aggregation of outstanding  U.S.  treasury,  agency  and  supranational,  mortgage pass-through, and investment  grade  corporate  bonds  meeting  specified criteria. The Lipper Balanced
Funds  Index  is  an  unmanaged,  net  asset  value  weighted index of the 30 largest balanced  mutual  funds.  The  Merrill  Lynch High Yield Master Index is an unmanaged index  comprised of over 1,200 high yield bonds representative of the high yield bond market  as  a  whole.  The  Lipper High Yield Bond Funds Index is a widely recognized index  of  the 30 largest mutual funds that invest primarily in high yield bonds. The
Lipper  Multi-Cap Core Funds Index is an equally weighted performance index of the 30 largest  qualifying  funds  that invest in a variety of market capitalization ranges.
The  Lipper Capital Appreciation Funds Index is an equally weighted performance index of  the  30  largest qualifying funds in the investment objective. The S&P Midcap 400
Index  consists of 400 domestic stocks chosen for market size, liquidity and industry group  representation.  It  is  a market-weighted index with each stock affecting the index  in  proportion  to  its  market  value.  The Russell Midcap Index measures the performance  of the 800 smallest companies in the Russell 1000 Index, which represent approximately  26%  of the total market capitalization of the Russell 1000 Index. The index  has  a  total market range of approximately $1.3 billion to $10.8 billion. The
Lipper  Mid-Cap  Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification.  The Lipper Science & Technology Funds Index is an unmanaged, equally weighted  performance  index  of the 30 largest qualifying mutual funds (based on net assets)  in  the  Lipper  Science and Technology classification. The S&P Smallcap 600
Index  consists  of  600 domestic stocks chosen for market size, liquidity, bid-asked spread,  ownership,  share  turnover  and  number of no-trade days and industry group representation.  The  Russell 2000 Index consists of the smallest 2,000 securities in the  Russell  3000  Index,  representing  approximately 10% of the Russell 3000 total market capitalization. The Lipper Small-Cap Core Funds Index is an unmanaged, equally weighted  performance  index  of the 30 largest qualifying mutual funds (based on net assets)  in  the Lipper Small-Cap classification. The Lipper Global Funds Index is an equally  weighted  performance  index  of  the  30  largest  qualifying  funds in the investment  objective  (to  invest at least 25% of its portfolio in securities traded outside  of  the  United  States).

The  above  mentioned  indices  are  unmanaged  and are not available for investment.

References  to  specific securities should not be construed as recommendations by the
Funds  or  their  Advisor.

Must  be  preceded  or  accompanied  by  a  current  prospectus.

Quasar  Distributors,  LLC,  distributor.  11/03

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO
BALANCED  FUND



SCHEDULE  OF  INVESTMENTS
September  30,  2003  (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



                                                       MARKET
SHARES                                                 VALUE
--------------------------------------------------------------
COMMON STOCKS - 44.48%
CONSUMER DISCRETIONARY - 2.19%
   10,325     Ameristar Casinos, Inc.* . . . . . .  $  258,538
   20,000     Argosy Gaming Co.* . . . . . . . . .     488,000
--------------------------------------------------------------
                                                       746,538

CONSUMER STAPLES - 3.24%
   20,000     ConAgra Foods, Inc.. . . . . . . . .     424,800
   10,000     H.J. Heinz Co. . . . . . . . . . . .     342,800
   10,000     Kellogg Co.. . . . . . . . . . . . .     333,500
--------------------------------------------------------------
                                                     1,101,100

ENERGY - 11.91%
    5,000     Amerada Hess Corp. . . . . . . . . .     250,500
   10,000     Anadarko Petroleum Corp. . . . . . .     417,600
   15,000     BP PLC . . . . . . . . . . . . . . .     631,500
   10,000     ChevronTexaco Corp.. . . . . . . . .     714,500
   11,742     Eagle Geophysical, Inc.(f)*. . . . .          12
   10,000     Exxon Mobil Corp.. . . . . . . . . .     366,000
    4,500     Frontier Oil Corp. . . . . . . . . .      66,150
   20,000     Kerr-McGee Corp. . . . . . . . . . .     892,800
   25,000     Marathon Oil Corp. . . . . . . . . .     712,500
--------------------------------------------------------------
                                                     4,051,562

FINANCIALS - 10.51%
   15,000     The Allstate Corp. . . . . . . . . .     547,950
    5,000     FleetBoston Financial Corp.. . . . .     150,750
   10,000     J.P. Morgan Chase & Co.. . . . . . .     343,300
   10,000     KeyCorp. . . . . . . . . . . . . . .     255,700
    5,000     Lincoln National Corp. . . . . . . .     176,900
   10,000     Marshall & Ilsley Corp.. . . . . . .     315,200
    5,000     Northern Trust Corp. . . . . . . . .     212,200
   10,000     PNC Financial Services Group . . . .     475,800
    5,000     Union Planters Corp. . . . . . . . .     158,200
   15,000     U.S. Bancorp . . . . . . . . . . . .     359,850
    3,000     Washington Mutual, Inc.. . . . . . .     118,110
   15,000     Wilmington Trust Corp. . . . . . . .     461,400
--------------------------------------------------------------
                                                     3,575,360

HEALTH CARE - 9.62%
   15,000     Abbott Laboratories. . . . . . . . .     638,250
   20,000     Bristol-Myers Squibb Co. . . . . . .     513,200
    4,400     First Horizon Pharmaceutical Corp.*.      28,160
   10,000     Johnson & Johnson. . . . . . . . . .     495,200
   15,000     Merck & Co. Inc. . . . . . . . . . .     759,300
   10,000     Pfizer Inc.. . . . . . . . . . . . .     303,800
   20,000     Schering-Plough Corp.. . . . . . . .     304,800
    5,000     Wyeth. . . . . . . . . . . . . . . .     230,500
--------------------------------------------------------------
                                                     3,273,210

INDUSTRIALS - 4.00%
    5,000     Lockheed Martin Corp.. . . . . . . .     230,750
    5,000     Northrop Grumman Corp. . . . . . . .     431,100
   25,000     The ServiceMaster Co.. . . . . . . .     256,500
   25,000     Southwest Airlines Co. . . . . . . .     442,500
--------------------------------------------------------------
                                                     1,360,850

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO
BALANCED  FUND (Continued)

SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES OR
FACE AMOUNT                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 3.01%
     10,000    Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     275,100
     20,000    Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .        555,800
      5,000    Pitney Bowes Inc. . . . . . . . . . . . . . . . . . . . . . . . . .        191,600
-------------------------------------------------------------------------------------------------
                                                                                        1,022,500

TOTAL COMMON STOCKS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,131,120
-------------------------------------------------------------------------------------------------
(COST $15,318,171)

CONVERTIBLE PREFERRED STOCKS - 2.65%
     10,335    Fleetwood Capital Trust*. . . . . . . . . . . . . . . . . . . . . .        320,385
     53,400    ICO Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        581,793
-------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS . . . . . . . . . . . . . . . . . . . . . . . .        902,178
-------------------------------------------------------------------------------------------------
(COST $1,148,685)

CORPORATE BONDS - 23.81%
   $500,000    Aaipharma, Inc., 11.00% due 4-1-10. . . . . . . . . . . . . . . . .        560,000
    250,000    Alpharma, Inc., 8.625% due 5-1-11(r). . . . . . . . . . . . . . . .        252,500
    105,000    Argosy Gaming Co., 10.75% due 6-1-09. . . . . . . . . . . . . . . .        115,631
  1,000,000    Callon Petroleum Co., 10.25% due 9-15-04. . . . . . . . . . . . . .      1,000,000
    500,000    Charter Communications Holdings Capital Corp., 11.125% due 1-15-11.        411,250
     55,000    Circus Circus, 7.625% due 7-15-13 . . . . . . . . . . . . . . . . .         56,925
    100,000    Elizabeth Arden, Inc., 11.75% due 2-1-11. . . . . . . . . . . . . .        114,500
    100,000    Frontier Oil Corp., 11.75% due 11-15-09 . . . . . . . . . . . . . .        113,500
     75,000    Ingles Markets, Inc., 8.875% due 12-1-11. . . . . . . . . . . . . .         76,125
     25,000    John Q Hamons Hotel, 8.875% due 5-15-12 . . . . . . . . . . . . . .         27,188
    750,000    Mikohn Gaming Corp., 11.875% due 8-15-08. . . . . . . . . . . . . .        780,000
    100,000    Nash Finch Co., 8.50% due 5-1-08. . . . . . . . . . . . . . . . . .         95,000
     25,644    Philip Services, Inc., 6.00% due 4-15-10(f)*. . . . . . . . . . . .              -
    500,000    Pilgrim's Pride Corp., 9.625% due 9-15-11 . . . . . . . . . . . . .        542,500
    420,000    Swift Energy Co., 10.25% due 8-1-09 . . . . . . . . . . . . . . . .        456,750
     10,000    Swift Energy Co., 9.375% due 5-1-12 . . . . . . . . . . . . . . . .         10,850
  1,250,000    Tesoro Petroleum Corp., 9.625% due 4-1-12 . . . . . . . . . . . . .      1,250,000
    750,000    Texas Industries, Inc., 10.25% due 6-15-11(r) . . . . . . . . . . .        825,000
    500,000    United Refining Co., 10.75% due 6-15-07 . . . . . . . . . . . . . .        407,500
     50,000    WCI Communities, Inc., 10.625% due 2-15-11. . . . . . . . . . . . .         55,000
  1,000,000    Wiser Oil Co., 9.50% due 5-15-07. . . . . . . . . . . . . . . . . .        950,000
-------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,100,219
-------------------------------------------------------------------------------------------------
(COST $7,726,523)




* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES OR
FACE AMOUNT                                                       MARKET VALUE
-------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS - 17.07%
   $650,000    Affymetrix, Inc., 5.00% due 10-1-06 . . . . . . .  $     646,750
    150,000    Axcan Pharma, Inc., 4.25% due 4-15-08 . . . . . .        178,125
  1,000,000    Barnes & Noble, Inc., 5.25% due 3-15-09 . . . . .      1,031,250
    250,000    Conexant Systems, Inc., 4.00% due 2-1-07. . . . .        213,437
  1,000,000    EDO Corp., 5.25% due 4-15-07. . . . . . . . . . .      1,030,000
  1,000,000    ICN Pharmaceuticals, Inc., 6.50% due 7-15-08. . .        953,750
    505,000    Intevac, Inc., 6.50% due 3-1-09 . . . . . . . . .        730,988
  1,000,000    Ivax Corp., 5.50% due 5-15-07 . . . . . . . . . .      1,025,000
    775,805    Philip Services, Inc., zero cpn. due 4-15-20(f)*.              8
-------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS. . . . . . . . . . . . . . . .      5,809,308
-------------------------------------------------------------------------------
(COST $6,398,444)

SHORT-TERM INVESTMENTS - 10.45%
INVESTMENT COMPANY - 1.61%
    547,593    SEI Daily Income Treasury II Fund, 0.42%. . . . .        547,593
-------------------------------------------------------------------------------

U.S. TREASURY - 8.84%
 $3,006,000 U.S. Treasury Bill, 0.85% due 10-2-03. . . . . . . .      3,005,928
-------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS . . . . . . . . . . . . . . . . . .      3,553,521
-------------------------------------------------------------------------------
(COST $3,553,521)

TOTAL INVESTMENTS - 98.46% . . . . . . . . . . . . . . . . . . .     33,496,346
(COST $34,145,344)

Other Assets, less Liabilities - 1.54% . . . . . . . . . . . . .        524,981
                                                                  -------------

TOTAL NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . .  $  34,021,327
                                                                  =============


For federal income tax purposes, the identified cost of investments owned at September 30, 2003 was $34,150,821.

Net unrealized depreciation for federal income tax purposes was $654,475, which is comprised of unrealized appreciation of $2,313,746 and unrealized depreciation of $2,968,221.

(f) Fair valued security. The total value of these securities amounted to $20 (0.00% of net assets) at September 30, 2003.

(r) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $1,077,500 (3.17% of net assets) at September 30, 2003.

*Non-income  producing  security




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO
HIGH  YIELD  FUND

SCHEDULE  OF  INVESTMENTS
September  30,  2003  (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * ** * * * * * * * * * *



FACE AMOUNT                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------

CORPORATE BONDS - 38.76%
CONSUMER DISCRETIONARY - 18.84%
   $1,780,000     Ameristar Casinos, Inc., 10.75% due 2-15-09 . . . . . . . . . . . .  $   2,033,650
      100,000     Argosy Gaming Co., 9.00% due 9-1-11 . . . . . . . . . . . . . . . .        109,250
    2,250,000     Central Garden & Pet Co., 9.125% due 2-1-13 . . . . . . . . . . . .      2,463,750
    1,185,000     Charter Communications Holdings, LLC, 8.625% due 4-1-09 . . . . . .        912,450
      255,000     Charter Communications Holdings Capital Corp., 11.125% due 1-15-11.        209,737
    1,265,000     Circus Circus, 7.625% due 7-15-13 . . . . . . . . . . . . . . . . .      1,309,275
      250,000     Elizabeth Arden, Inc., 11.75% due 2-1-11. . . . . . . . . . . . . .        286,250
      470,000     Exide Corp., 10.00% due 4-15-05(d)(i)*. . . . . . . . . . . . . . .         11,750
    2,880,000     Ford Motor Co., 7.45% due 7-16-31 . . . . . . . . . . . . . . . . .      2,663,424
    2,635,000     French Fragrance, Inc., 10.375% due 5-15-07 . . . . . . . . . . . .      2,735,412
    2,800,000     General Motors Acceptance Corp., 8.00% due 11-1-31. . . . . . . . .      2,884,258
      215,000     Hines Nurseries, Inc., 10.25% due 10-1-11(r). . . . . . . . . . . .        225,750
    1,085,000     HMH Properties, Inc., 8.45% due 12-1-08 . . . . . . . . . . . . . .      1,135,181
    2,185,000     Host Marriott LP, 9.25% due 10-1-07 . . . . . . . . . . . . . . . .      2,395,306
    2,014,000     Isle of Capri Casinos, Inc., 8.75% due 4-15-09. . . . . . . . . . .      2,144,910
      395,000     John Q Hamons Hotel, 8.875% due 5-15-12 . . . . . . . . . . . . . .        429,562
      460,000     Mandalay Resort Group, 10.25% due 8-1-07. . . . . . . . . . . . . .        531,300
      100,000     MGM MIRAGE, 8.375% due 2-1-11 . . . . . . . . . . . . . . . . . . .        110,500
    2,700,000     Mikohn Gaming Corp., 11.875% due 8-15-08. . . . . . . . . . . . . .      2,808,000
      220,000     Park Place Entertainment Corp., 8.875% due 9-15-08. . . . . . . . .        244,200
      495,000     Park Place Entertainment Corp., 8.125% due 5-15-11. . . . . . . . .        535,838
    2,695,000     Penn National Gaming, Inc., 8.875% due 3-15-10. . . . . . . . . . .      2,913,969
    1,770,000     Phillips Van-Heusen Corp., 7.75% due 11-15-23 . . . . . . . . . . .      1,743,450
    3,930,000     Royal Caribbean Cruises Ltd., 7.50% due 10-15-27. . . . . . . . . .      3,576,300
      845,000     Toys R Us, 8.75% due 9-1-21 . . . . . . . . . . . . . . . . . . . .        934,295
       78,000     Wal-Mart Stores, 8.75% due 12-29-06 . . . . . . . . . . . . . . . .         78,501
    3,160,000     WCI Communities, Inc., 10.625% due 2-15-11. . . . . . . . . . . . .      3,476,000
----------------------------------------------------------------------------------------------------
                                                                                          38,902,268

CONSUMER STAPLES - 2.63%
    1,400,000     Ingles Markets, Inc., 8.875% due 12-1-11. . . . . . . . . . . . . .      1,421,000
    1,840,000     Nash Finch Co., 8.50% due 5-1-08. . . . . . . . . . . . . . . . . .      1,748,000
    2,085,000     Pilgrim's Pride Corp., 9.625% due 9-15-11 . . . . . . . . . . . . .      2,262,225
----------------------------------------------------------------------------------------------------
                                                                                           5,431,225

ENERGY - 8.30%
    1,185,000     Callon Petroleum Co., 10.125% due 7-31-04 . . . . . . . . . . . . .      1,185,000
      250,000     Callon Petroleum Co., 10.25% due 9-15-04. . . . . . . . . . . . . .        250,000
    1,930,000     Frontier Oil Corp., 11.75% due 11-15-09 . . . . . . . . . . . . . .      2,190,550
      875,000     Frontier Oil Escrow Corp., 8.00% due 4-15-13(r) . . . . . . . . . .        892,500
    2,200,000     Premcor Refining Group Inc., 9.25% due 2-1-10 . . . . . . . . . . .      2,409,000
      450,000     Premcor Refining Group Inc., 9.50% due 2-1-13 . . . . . . . . . . .        497,250
    2,530,000     Premcor Refining Group Inc., 7.50% due 6-15-15. . . . . . . . . . .      2,536,325
      300,000     Swift Energy Co., 9.375% due 5-1-12 . . . . . . . . . . . . . . . .        325,500
    3,900,000     Tesoro Petroleum Corp., 9.625% due 4-1-12 . . . . . . . . . . . . .      3,900,000
    1,755,000     United Refining Co., 10.75% due 6-15-07 . . . . . . . . . . . . . .      1,430,325
    1,600,000     Wiser Oil Co., 9.50% due 5-15-07. . . . . . . . . . . . . . . . . .      1,520,000
----------------------------------------------------------------------------------------------------
                                                                                          17,136,450

HEALTH CARE - 3.91%
    1,480,000     Aaipharma, Inc., 11.00% due 4-1-10. . . . . . . . . . . . . . . . .      1,657,600
    4,040,000     Alpharma, Inc., 8.625% due 5-1-11(r). . . . . . . . . . . . . . . .      4,080,400
    1,450,000     Bausch & Lomb, Inc., 7.125% due 8-1-28. . . . . . . . . . . . . . .      1,442,750
      430,000     Fisher Scientific International, 8.00% due 9-1-13(r). . . . . . . .        456,875
      400,000     Stewart Enterprises, 10.75% due 7-1-08. . . . . . . . . . . . . . .        450,000
----------------------------------------------------------------------------------------------------
                                                                                           8,087,625


8

FACE AMOUNT                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------

INDUSTRIALS - 2.95%
   $1,300,000     Allied Waste North America, 9.25% due 9-1-12. . . . . . . . . . . .  $   1,443,000
    2,065,000     Mail-Well I, Inc., 9.625% due 3-15-12 . . . . . . . . . . . . . . .      2,250,850
    1,265,000     Mobile Mini, Inc., 9.50% due 7-1-13(r). . . . . . . . . . . . . . .      1,359,875
       25,106     Philip Services, Inc., 6.00% due 4-15-10(f)*. . . . . . . . . . . .              -
      185,000     Rayovac Corp., 8.50% due 10-1-13. . . . . . . . . . . . . . . . . .        191,475
      715,000     Titan Corp., 8.00% due 5-15-11(r) . . . . . . . . . . . . . . . . .        840,125
----------------------------------------------------------------------------------------------------
                                                                                           6,085,325

MATERIALS - 2.13%
    4,000,000     Texas Industries, Inc., 10.25% due 6-15-11(r) . . . . . . . . . . .      4,400,000
----------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     80,042,893
----------------------------------------------------------------------------------------------------
(COST $75,774,783)

CONVERTIBLE CORPORATE BONDS - 23.36%
CONSUMER DISCRETIONARY - 6.43%
    5,115,000     Barnes & Noble, Inc., 5.25% due 3-15-09 . . . . . . . . . . . . . .      5,274,844
    2,175,000     Best Buy, 2.25% due 1-15-22 . . . . . . . . . . . . . . . . . . . .      2,272,875
    1,250,000     Exide Corp., 2.90% due 12-15-05(d)(i)(r)* . . . . . . . . . . . . .          7,025
    1,585,000     School Specialty, Inc., 6.00% due 8-1-08. . . . . . . . . . . . . .      1,690,006
    3,140,000     WMS Industries, 2.75% due 7-15-10(r). . . . . . . . . . . . . . . .      4,038,825
----------------------------------------------------------------------------------------------------
                                                                                          13,283,575

CONSUMER STAPLES - 0.84%
    1,300,000     Performance Food Group Co., 5.50% due 10-16-08. . . . . . . . . . .      1,733,875
----------------------------------------------------------------------------------------------------

FINANCIALS - 1.93%
    3,985,000     NCO Group, Inc., 4.75% due 4-15-06. . . . . . . . . . . . . . . . .      3,985,000
----------------------------------------------------------------------------------------------------

HEALTH CARE - 7.46%
    3,680,000     Affymetrix, Inc., 5.00% due 10-1-06 . . . . . . . . . . . . . . . .      3,661,600
    1,745,000     Axcan Pharmaceutical, Inc., 4.25% due 4-15-08(r). . . . . . . . . .      2,072,187
    1,000,000     Human Genome Sciences, Inc., 3.75% due 3-15-07. . . . . . . . . . .        866,250
    3,570,000     ICN Pharmaceuticals, Inc., 6.50% due 7-15-08. . . . . . . . . . . .      3,404,887
    4,025,000     Ivax Corp., 5.50% due 5-15-07 . . . . . . . . . . . . . . . . . . .      4,125,625
    1,273,000     Medicis Pharmaceutical, 1.50% due 6-4-33. . . . . . . . . . . . . .      1,268,226
----------------------------------------------------------------------------------------------------
                                                                                          15,398,775

INDUSTRIALS - 0.08%
      161,000     Moran Energy, Inc., 8.75% due 1-15-08 . . . . . . . . . . . . . . .        154,359
      759,568     Philip Services, Inc., zero cpn. due 4-15-20(f)*. . . . . . . . . .              8
----------------------------------------------------------------------------------------------------
                                                                                             154,367

INFORMATION TECHNOLOGY - 6.62%
      445,000     Adaptec, Inc., 3.00% due 3-5-07(r). . . . . . . . . . . . . . . . .        408,844
    1,800,000     Analog Devices, Inc., 4.75% due 10-1-05 . . . . . . . . . . . . . .      1,840,500
      400,000     Analog Devices, Inc., 4.75% due 10-1-05(r). . . . . . . . . . . . .        409,000
    3,985,000     Bisys Group, Inc., 4.00% due 3-15-06. . . . . . . . . . . . . . . .      3,845,525
    1,100,000     Conexant Systems, Inc., 4.00% due 2-1-07. . . . . . . . . . . . . .        939,125
    1,230,000     Intevac, Inc., 6.50% due 3-1-09 . . . . . . . . . . . . . . . . . .      1,780,425
    2,550,000     Lam Research Corp., 4.00% due 6-1-06. . . . . . . . . . . . . . . .      2,483,063
      470,000     Lam Research Corp., 4.00% due 6-1-06(r) . . . . . . . . . . . . . .        457,663
    1,725,000     Wind River Systems, Inc., 3.75% due 12-15-06(r) . . . . . . . . . .      1,511,531
----------------------------------------------------------------------------------------------------
                                                                                          13,675,676

TOTAL CONVERTIBLE CORPORATE BONDS . . . . . . . . . . . . . . . . . . . . . . . . . .     48,231,268
----------------------------------------------------------------------------------------------------
(COST $45,911,232)



* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * ** * * * * * * * * * *

BUFFALO
HIGH YIELD FUND (Continued)

SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES OR
FACE AMOUNT                                          MARKET VALUE
------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 3.66%
U.S. Treasury Notes - 3.66%
   $1,500,000     2.75% due 10-31-03. . . . . . . .  $   1,502,637
    1,500,000     3.00% due 11-30-03. . . . . . . .      1,505,450
    1,500,000     3.00% due 1-31-04 . . . . . . . .      1,510,314
    1,500,000     3.00% due 2-29-04 . . . . . . . .      1,512,774
    1,500,000     3.375% due 4-30-04. . . . . . . .      1,520,919
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT SECURITIES. . . . . . . . . .      7,552,094
------------------------------------------------------------------
(COST $7,506,917)

COMMON STOCKS - 2.49%
       22,500     Ameren Corp.. . . . . . . . . . .        965,475
       40,105     Bristol-Myers Squibb Co.. . . . .      1,029,094
       17,025     Eagle Geophysical, Inc.(f)* . . .             17
       27,710     The Empire District Electric Co..        609,620
      165,000     The ServiceMaster Co. . . . . . .      1,692,900
       40,110     W.P. Stewart & Co., Ltd . . . . .        838,299
------------------------------------------------------------------

TOTAL COMMON STOCKS . . . . . . . . . . . . . . . .      5,135,405
------------------------------------------------------------------
(COST $4,663,151)

CONVERTIBLE PREFERRED STOCKS - 2.72%
       81,100     Carriage Services Capital Trust*.      2,017,362
       17,074     Fleetwood Capital Trust*. . . . .        529,294
       76,200     ICO Inc.* . . . . . . . . . . . .        830,199
       63,400     TXI Capital Trust I*. . . . . . .      2,250,700
------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS. . . . . . . . .      5,627,555
------------------------------------------------------------------
(COST $6,009,695)

NON - CONVERTIBLE PREFERRED STOCK - 0.03%
   7,250     Adelphia Communications Corp.* . . . .         59,812
------------------------------------------------------------------
(COST $719,125)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES OR
FACE AMOUNT                                                 MARKET VALUE
-------------------------------------------------------------------------

SHORT - TERM INVESTMENTS - 26.25%
INVESTMENT COMPANY - 3.78%
    7,798,823     SEI Daily Income Treasury II Fund, 0.42%  $   7,798,823
-------------------------------------------------------------------------

U.S. TREASURIES - 22.47%
   $1,035,000     U.S. Treasury Bill, 0.789% due 10-23-03.      1,034,507
   35,341,000     U.S. Treasury Bill, 0.85% due 10-2-03. .     35,340,156
    2,000,000     U.S. Treasury Bill, 0.86% due 10-9-03. .      1,999,649
    6,000,000     U.S. Treasury Bill, 0.87% due 10-16-03 .      5,998,042
    2,037,000     U.S. Treasury Bill, 1.10% due 10-30-03 .      2,035,786
-------------------------------------------------------------------------
                                                               46,408,140

TOTAL SHORT-TERM INVESTMENTS . . . . . . . . . . . . . . .     54,206,963
-------------------------------------------------------------------------
(COST $54,206,963)

TOTAL INVESTMENTS - 97.27% . . . . . . . . . . . . . . . .    200,855,990
(COST $194,791,866)

Other Assets, less Liabilities - 2.73% . . . . . . . . . .      5,630,475
                                                            -------------

TOTAL NET ASSETS - 100.00% . . . . . . . . . . . . . . . .  $ 206,486,465
                                                            =============


For federal income tax purposes, the identified cost of investments owned at September 30, 2003 was $194,796,504.

Net unrealized appreciation for federal income tax purposes was $6,059,486, which is comprised of unrealized appreciation of $11,128,405 and unrealized depreciation of $5,068,919.

(d) Security is in default at September 30, 2003.

(f)Fair valued security. The total value of these securities amounted to $25 (0.00% of net assets) at September 30, 2003.

(i)Security considered illiquid under guidelines established by the Boards of Directors/Trustees.

(r)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $21,160,600 (10.25% of net assets) at September 30, 2003.


*Non-income  producing  security

See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO
LARGE CAP FUND

SCHEDULE  OF  INVESTMENTS
September  30,  2003  (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES                                                MARKET VALUE
-------------------------------------------------------------------
COMMON STOCKS - 88.73%
CONSUMER DISCRETIONARY - 15.44%
   54,000     Barnes & Noble, Inc.*. . . . . . . . .  $   1,372,140
   52,800     Carnival Corp. . . . . . . . . . . . .      1,736,592
   32,000     Marriott International, Inc., Class A.      1,376,960
   66,600     McDonald's Corp. . . . . . . . . . . .      1,567,764
   36,800     Walgreen Co. . . . . . . . . . . . . .      1,127,552
-------------------------------------------------------------------
                                                          7,181,008

CONSUMER STAPLES - 7.03%
   35,700     H.J. Heinz Co. . . . . . . . . . . . .      1,223,796
   24,100     PepsiCo, Inc.. . . . . . . . . . . . .      1,104,503
   28,700     Sysco Corp.. . . . . . . . . . . . . .        938,777
-------------------------------------------------------------------
                                                          3,267,076

FINANCIALS - 17.81%
   51,200     American Express Co. . . . . . . . . .      2,307,072
   35,000     The Bank of New York Co., Inc. . . . .      1,018,850
   13,000     The Goldman Sachs Group, Inc.. . . . .      1,090,700
   27,700     Morgan Stanley . . . . . . . . . . . .      1,397,742
   32,500     Northern Trust Corp. . . . . . . . . .      1,379,300
   22,900     PNC Financial Services Group . . . . .      1,089,582
-------------------------------------------------------------------
                                                          8,283,246

HEALTH CARE - 11.29%
   32,900     Abbott Laboratories. . . . . . . . . .      1,399,895
   23,400     Johnson & Johnson. . . . . . . . . . .      1,158,768
   32,600     Merck & Co. Inc. . . . . . . . . . . .      1,650,212
   68,400     Schering-Plough Corp.. . . . . . . . .      1,042,416
-------------------------------------------------------------------
                                                          5,251,291

INDUSTRIALS - 8.27%
   19,000     FedEx Corp.. . . . . . . . . . . . . .      1,224,170
   86,300     The ServiceMaster Co.. . . . . . . . .        885,438
   98,087     Southwest Airlines Co. . . . . . . . .      1,736,140
-------------------------------------------------------------------
                                                          3,845,748

INFORMATION TECHNOLOGY - 28.89%
   45,500     Altera Corp.*. . . . . . . . . . . . .        859,950
   18,500     Analog Devices, Inc.*. . . . . . . . .        703,370
   47,400     Applied Materials, Inc.* . . . . . . .        859,836
   41,000     Automatic Data Processing, Inc.. . . .      1,469,850
  121,600     CIENA Corp.* . . . . . . . . . . . . .        718,656
   50,100     Cisco Systems, Inc.* . . . . . . . . .        978,954
   82,800     Concord EFS, Inc.* . . . . . . . . . .      1,131,876
   26,700     Intel Corp.. . . . . . . . . . . . . .        734,517
   43,700     Microsoft Corp.. . . . . . . . . . . .      1,214,423
   86,600     Nokia Corp., ADR . . . . . . . . . . .      1,350,960
   52,000     Scientific-Atlanta, Inc. . . . . . . .      1,619,800
   68,200     SunGard Data Systems Inc.* . . . . . .      1,794,342
-------------------------------------------------------------------
                                                         13,436,534

TOTAL COMMON STOCKS. . . . . . . . . . . . . . . . .     41,264,903
-------------------------------------------------------------------
(COST $39,293,626)


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES OR
FACE AMOUNT                                                MARKET VALUE
------------------------------------------------------------------------

SHORT - TERM INVESTMENTS - 10.87%
INVESTMENT COMPANY - 3.13%
    1,453,941    SEI Daily Income Treasury II Fund, 0.42%  $   1,453,941
------------------------------------------------------------------------

U.S. TREASURY - 7.74%
   $3,600,000     U.S. Treasury Bill, 0.87% due 10-16-03.      3,598,800
------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS. . . . . . . . . . . . . . .      5,052,741
------------------------------------------------------------------------
(COST $5,052,741)

TOTAL INVESTMENTS - 99.60%. . . . . . . . . . . . . . . .     46,317,644
(COST $44,346,367)

Other Assets, less Liabilities - 0.40%. . . . . . . . . .        186,204
                                                           -------------

TOTAL NET ASSETS - 100.00%. . . . . . . . . . . . . . . .  $  46,503,848
                                                           =============


For federal income tax purposes, the identified cost of investments owned at September 30, 2003 was $44,566,861.

Net unrealized appreciation for federal income tax purposes was $1,750,783, which is comprised of unrealized appreciation of $6,767,597 and unrealized depreciation of $5,016,814.

*Non-income  producing  security

ADR  -  American  Depository  Receipt




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO
MID  CAP  FUND

SCHEDULE  OF  INVESTMENTS
September  30,  2003  (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES                                                  MARKET VALUE
---------------------------------------------------------------------
COMMON STOCKS - 87.27%
CONSUMER DISCRETIONARY - 30.50%
   56,300     Abercrombie & Fitch Co.* . . . . . . . .  $   1,560,073
   12,984     Carnival Corp. . . . . . . . . . . . . .        427,044
   22,733     Carnival PLC, ADR. . . . . . . . . . . .        723,812
   32,000     Chico's FAS, Inc.* . . . . . . . . . . .        980,480
   56,450     CVS Corp.. . . . . . . . . . . . . . . .      1,753,337
   59,100     DeVry, Inc.* . . . . . . . . . . . . . .      1,398,306
   44,625     Fairmont Hotels & Resorts Inc. . . . . .      1,149,094
   72,500     Furniture Brands International, Inc.*. .      1,747,250
   11,150     Harley-Davidson, Inc.. . . . . . . . . .        537,430
   34,575     Harrah's Entertainment, Inc. . . . . . .      1,455,953
   61,000     International Game Technology. . . . . .      1,717,150
   17,775     MGM MIRAGE*. . . . . . . . . . . . . . .        649,676
    4,500     Mohawk Industries, Inc.* . . . . . . . .        320,940
   44,600     Talbots, Inc.. . . . . . . . . . . . . .      1,554,310
   25,125     Tiffany & Co.. . . . . . . . . . . . . .        937,916
   76,050     WCI Communities, Inc.* . . . . . . . . .      1,254,825
   13,800     Weight Watchers International, Inc.* . .        574,080
   30,100     Winnebago Industries, Inc. . . . . . . .      1,341,858
---------------------------------------------------------------------
                                                           20,083,534

FINANCIALS - 15.52%
   45,475     A.G. Edwards, Inc. . . . . . . . . . . .      1,746,695
   23,125     H&R Block, Inc.. . . . . . . . . . . . .        997,844
   48,900     Janus Capital Group Inc. . . . . . . . .        683,133
   22,600     Legg Mason, Inc. . . . . . . . . . . . .      1,631,720
   47,600     Mellon Financial Corp. . . . . . . . . .      1,434,664
   38,975     Neuberger Berman Inc.. . . . . . . . . .      1,631,883
   33,350     Principal Financial Group, Inc.. . . . .      1,033,516
   44,900     Waddell & Reed Financial, Inc., Class A.      1,058,293
---------------------------------------------------------------------
                                                           10,217,748

HEALTH CARE - 7.15%
   37,100     Biomet, Inc. . . . . . . . . . . . . . .      1,246,931
   46,850     Human Genome Sciences, Inc.* . . . . . .        639,971
   85,075     King Pharmaceuticals, Inc.*. . . . . . .      1,288,886
   36,800     Watson Pharmaceuticals, Inc.*. . . . . .      1,534,192
---------------------------------------------------------------------
                                                            4,709,980

INFORMATION TECHNOLOGY - 32.61%
  415,000     Atmel Corp.* . . . . . . . . . . . . . .      1,664,150
   89,725     The BISYS Group, Inc.* . . . . . . . . .      1,179,884
  120,550     Cadence Design Systems, Inc.*. . . . . .      1,615,370
   19,000     ChoicePoint Inc.*. . . . . . . . . . . .        636,500
  110,100     Citrix Systems, Inc.*. . . . . . . . . .      2,431,008
   25,175     Diebold, Inc.. . . . . . . . . . . . . .      1,275,114
    9,175     Electronic Arts Inc.*. . . . . . . . . .        846,210




* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


SHARES OR
FACE AMOUNT                                                    MARKET VALUE
----------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 32.61% (Continued)
   117,500     Fairchild Semiconductor International, Inc.* .  $   1,948,150
    23,800     Fiserv, Inc.*. . . . . . . . . . . . . . . . .        862,274
    60,050     Jabil Circuit, Inc.* . . . . . . . . . . . . .      1,564,303
    17,200     Linear Technology Corp.. . . . . . . . . . . .        615,932
    78,100     Micrel, Inc.*. . . . . . . . . . . . . . . . .        952,039
    82,000     National Semiconductor Corp.*. . . . . . . . .      2,647,780
    44,250     Novellus Systems, Inc.*. . . . . . . . . . . .      1,493,438
    63,400     Waters Corp.*. . . . . . . . . . . . . . . . .      1,739,062
----------------------------------------------------------------------------
                                                                  21,471,214

MATERIALS - 1.49%
    18,850     Sigma-Aldrich Corp.. . . . . . . . . . . . . .        979,069
----------------------------------------------------------------------------

TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . . . . .     57,461,545
----------------------------------------------------------------------------
(COST $53,188,171)

SHORT - TERM INVESTMENTS - 12.66%
INVESTMENT COMPANY - 2.03%
 1,336,018     SEI Daily Income Treasury II Fund, 0.42% . . .      1,336,018
----------------------------------------------------------------------------

U.S. TREASURIES - 10.63%
$5,000,000     U.S. Treasury Bill, 0.85% due 10-2-03. . . . .      4,999,880
 2,000,000     U.S. Treasury Bill, 0.87% due 10-16-03 . . . .      1,999,342
----------------------------------------------------------------------------
                                                                   6,999,222

TOTAL SHORT-TERM INVESTMENTS. . . . . . . . . . . . . . . . .      8,335,240
----------------------------------------------------------------------------
(COST $8,335,240)

TOTAL INVESTMENTS - 99.93%. . . . . . . . . . . . . . . . . .     65,796,785
(COST $61,523,411)

Other Assets, less Liabilities - 0.07%. . . . . . . . . . . .         45,026
                                                               -------------

TOTAL NET ASSETS - 100.00%. . . . . . . . . . . . . . . . . .  $  65,841,811
                                                               =============


The identified cost of investments owned at September 30, 2003 was the same for federal income tax and financial statement purposes.

Net unrealized appreciation of $4,273,374, is comprised of unrealized appreciation of $9,976,624 and unrealized depreciation of $5,703,250.

*Non-income  producing  security

ADR  -  American  Depository  Receipt




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE  OF  INVESTMENTS
September  30,  2003  (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES                                                       MARKET VALUE
--------------------------------------------------------------------------

COMMON STOCKS - 89.35%
HEALTH CARE - 22.93%
    9,000     Affymetrix, Inc.* . . . . . . . . . . . . . .  $     188,910
    8,000     Applera Corp.-Celera Genomics Group*. . . . .         93,520
   26,600     Axcan Pharma Inc.*. . . . . . . . . . . . . .        363,356
    3,900     Biomet, Inc.. . . . . . . . . . . . . . . . .        131,079
   19,400     Bristol-Myers Squibb Co.. . . . . . . . . . .        497,804
   15,800     Cambrex Corp. . . . . . . . . . . . . . . . .        358,660
   21,600     Covance Inc.* . . . . . . . . . . . . . . . .        483,408
    6,300     Fisher Scientific International Inc.* . . . .        250,047
    5,800     Galen Holdings PLC, ADR . . . . . . . . . . .        263,900
   21,750     Human Genome Sciences, Inc.*. . . . . . . . .        297,105
    1,700     INAMED Corp.* . . . . . . . . . . . . . . . .        124,865
   31,700     King Pharmaceuticals, Inc.* . . . . . . . . .        480,255
    4,300     Medicis Pharmaceutical Corp., Class A . . . .        251,980
   21,500     Mentor Corp.. . . . . . . . . . . . . . . . .        490,200
    8,650     Merck & Co. Inc.. . . . . . . . . . . . . . .        437,863
   18,000     Pharmaceutical Product Development, Inc.* . .        431,820
   31,700     Schering-Plough Corp. . . . . . . . . . . . .        483,108
--------------------------------------------------------------------------
                                                                 5,627,880

INFORMATION TECHNOLOGY - 66.42%
   67,200     Adaptec, Inc.*. . . . . . . . . . . . . . . .        508,032
   37,100     Advent Software, Inc.*. . . . . . . . . . . .        596,939
   20,100     Agilent Technologies, Inc.* . . . . . . . . .        444,411
   28,050     Altera Corp.* . . . . . . . . . . . . . . . .        530,145
   14,600     Analog Devices, Inc.* . . . . . . . . . . . .        555,092
   20,600     Applera Corp. - Applied Biosystems Group. . .        459,586
   29,000     Applied Materials, Inc.*. . . . . . . . . . .        526,060
   82,600     Atmel Corp.*. . . . . . . . . . . . . . . . .        331,226
   46,850     Cadence Design Systems, Inc.* . . . . . . . .        627,790
   53,200     CIENA Corp.*. . . . . . . . . . . . . . . . .        314,412
   30,900     Cisco Systems, Inc.*. . . . . . . . . . . . .        603,786
   19,800     Citrix Systems, Inc.* . . . . . . . . . . . .        437,184
   10,550     Dell Inc.*. . . . . . . . . . . . . . . . . .        352,264
   11,200     Diebold, Inc. . . . . . . . . . . . . . . . .        567,280
   37,100     Fairchild Semiconductor International, Inc.*.        615,118
   21,950     Intel Corp. . . . . . . . . . . . . . . . . .        603,845
   22,100     Jabil Circuit, Inc.*. . . . . . . . . . . . .        575,705
   25,350     Lam Research Corp.* . . . . . . . . . . . . .        561,503
    5,600     Linear Technology Corp. . . . . . . . . . . .        200,536
    6,150     Maxim Integrated Products, Inc. . . . . . . .        242,925
   28,750     Micron Technology, Inc.*. . . . . . . . . . .        385,825
   21,500     Microsoft Corp. . . . . . . . . . . . . . . .        597,485
   19,700     MKS Instruments, Inc.*. . . . . . . . . . . .        426,702



* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


SHARES OR
FACE AMOUNT                                              MARKET VALUE
----------------------------------------------------------------------

INFORMATION TECHNOLOGY - 66.42% (Continued)
   11,100     National Instruments Corp. . . . . . . .  $     446,775
   22,800     National Semiconductor Corp.*. . . . . .        736,212
   27,900     Nokia Corp., ADR . . . . . . . . . . . .        435,240
    6,100     Novellus Systems, Inc.*. . . . . . . . .        205,875
   39,900     Plexus Corp.*. . . . . . . . . . . . . .        620,046
   10,400     SanDisk Corp.* . . . . . . . . . . . . .        662,896
   25,100     Scientific-Atlanta, Inc. . . . . . . . .        781,865
   17,700     SunGard Data Systems Inc.* . . . . . . .        465,687
   21,200     Waters Corp.*. . . . . . . . . . . . . .        581,516
   52,900     Wind River Systems, Inc.*. . . . . . . .        301,001
----------------------------------------------------------------------
                                                           16,300,964

TOTAL COMMON STOCKS. . . . . . . . . . . . . . . . . .     21,928,844
----------------------------------------------------------------------
(COST $21,983,157)

SHORT - TERM INVESTMENTS - 11.17%
INVESTMENT COMPANY - 3.08%
  756,748     SEI Daily Income Treasury II Fund, 0.42%        756,748
----------------------------------------------------------------------

U.S. TREASURIES - 8.09%
 $485,000     U.S. Treasury Bill, 0.789% due 10-23-03.        484,769
1,500,000     U.S. Treasury Bill, 0.87% due 10-16-03 .      1,499,506
----------------------------------------------------------------------
                                                            1,984,275

TOTAL SHORT-TERM INVESTMENTS . . . . . . . . . . . . .      2,741,023
----------------------------------------------------------------------
(COST $2,741,023)

TOTAL INVESTMENTS - 100.52%. . . . . . . . . . . . . .     24,669,867
(COST $24,724,180)

Liabilities, less Other Assets - (0.52)% . . . . . . .       (127,949)
                                                        --------------

TOTAL NET ASSETS - 100.00% . . . . . . . . . . . . . .  $  24,541,918
                                                        ==============


For federal income tax purposes, the identified cost of investments owned at September 30, 2003 was $24,784,851.

Net unrealized depreciation for federal income tax purposes was $114,984, which is comprised of unrealized appreciation of $3,823,075 and unrealized depreciation of $3,938,059.

*Non-income producing security

ADR  -  American  Depository  Receipt




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO
SMALL  CAP  FUND

SCHEDULE  OF  INVESTMENTS
September  30,  2003  (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES                                                     MARKET VALUE
------------------------------------------------------------------------

COMMON STOCKS - 84.54%
CONSUMER DISCRETIONARY - 37.33%
     587,200     Abercrombie & Fitch Co.* . . . . . . . .  $  16,271,312
   1,097,068     American Eagle Outfitters, Inc.* . . . .     16,302,430
   1,354,293     Ameristar Casinos, Inc.* . . . . . . . .     33,911,497
   1,194,850     Argosy Gaming Co.* . . . . . . . . . . .     29,154,340
   1,135,500     Borders Group, Inc.* . . . . . . . . . .     21,483,660
     374,550     Bright Horizons Family Solutions, Inc.*.     14,963,273
     803,200     Brunswick Corp.. . . . . . . . . . . . .     20,626,176
     617,063     Coachmen Industries, Inc.. . . . . . . .      7,225,808
   1,167,700     DeVry, Inc.* . . . . . . . . . . . . . .     27,627,782
     104,650     Education Management Corp.*. . . . . . .      6,035,165
     958,150     Ethan Allen Interiors Inc. . . . . . . .     34,493,400
     624,900     FirstService Corp.*. . . . . . . . . . .     11,354,433
     756,800     Gentex Corp. . . . . . . . . . . . . . .     26,366,912
   1,040,400     Isle of Capri Casinos, Inc.* . . . . . .     20,610,324
     158,490     ITT Educational Services, Inc.*. . . . .      7,594,841
   1,168,390     J. Jill Group Inc.*. . . . . . . . . . .     13,436,485
   1,268,800     Monaco Coach Corp.*. . . . . . . . . . .     20,998,640
     996,750     Orient-Express Hotel Ltd., Class A*. . .     15,549,300
   1,094,530     Penn National Gaming, Inc.*. . . . . . .     23,335,380
     664,287     Rent-A-Center, Inc.* . . . . . . . . . .     21,456,470
   1,363,100     Royal Caribbean Cruises Ltd. . . . . . .     38,316,741
     508,938     Tweeter Home Entertainment Group, Inc.*.      3,908,644
     870,050     Ultimate Electronics, Inc.*. . . . . . .      8,256,774
     743,850     WCI Communities, Inc.* . . . . . . . . .     12,273,525
     842,550     WMS Industries Inc.* . . . . . . . . . .     19,092,183
     439,550     Zale Corp.*. . . . . . . . . . . . . . .     19,520,415
------------------------------------------------------------------------
                                                             490,165,910

CONSUMER STAPLES - 2.29%
     434,100     Performance Food Group Co.*. . . . . . .     17,672,211
     371,889     United Natural Foods, Inc.*. . . . . . .     12,342,996
------------------------------------------------------------------------
                                                              30,015,207

FINANCIALS - 8.11%
     431,050     A.G. Edwards, Inc. . . . . . . . . . . .     16,556,630
     544,000     Boston Private Financial Holdings, Inc..     12,816,640
     317,850     Gabelli Asset Management Inc., Class A*.     11,334,531
      97,900     Legg Mason, Inc. . . . . . . . . . . . .      7,068,380
     971,050     The Phoenix Companies, Inc.. . . . . . .     11,215,627
     473,250     Raymond James Financial, Inc.. . . . . .     17,202,637
     485,600     Waddell & Reed Financial, Inc., Class A.     11,445,592
     334,850     Wilmington Trust Corp. . . . . . . . . .     10,299,986
     407,450     W.P. Stewart & Co., Ltd. . . . . . . . .      8,515,705
------------------------------------------------------------------------
                                                             106,455,728

HEALTH CARE - 21.31%
     315,200     Affymetrix, Inc.*. . . . . . . . . . . .      6,616,048
     657,780     American Medical Systems Holdings, Inc.*     14,273,826
     969,000     Axcan Pharma Inc.* . . . . . . . . . . .     13,236,540
   1,107,150     Cambrex Corp . . . . . . . . . . . . . .     25,132,305
   1,233,050     Covance Inc.*. . . . . . . . . . . . . .     27,595,659
   1,131,550     First Horizon Pharmaceutical Corp.*. . .      7,241,920
     330,700     Fisher Scientific International Inc.*. .     13,125,483



* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


SHARES OR
FACE AMOUNT                                                     MARKET VALUE
------------------------------------------------------------------------------

HEALTH CARE - 21.31% (Continued)
  1,080,069     Galen Holdings PLC, ADR . . . . . . . . . . .  $   49,143,140
    413,084     INAMED Corp.* . . . . . . . . . . . . . . . .      30,341,020
    370,350     Medicis Pharmaceutical Corp., Class A . . . .      21,702,510
  1,471,150     Mentor Corp.. . . . . . . . . . . . . . . . .      33,542,220
  1,577,053     Pharmaceutical Product Development, Inc.* . .      37,833,501
------------------------------------------------------------------------------
                                                                  279,784,172

INFORMATION TECHNOLOGY - 15.50%
  1,928,250     Adaptec, Inc.*. . . . . . . . . . . . . . . .      14,577,570
  1,158,673     Advent Software, Inc.*. . . . . . . . . . . .      18,643,049
  1,944,250     Fairchild Semiconductor International, Inc.*.      32,235,665
  1,035,200     Lam Research Corp.* . . . . . . . . . . . . .      22,929,680
    539,900     Micrel, Inc.* . . . . . . . . . . . . . . . .       6,581,381
  1,107,193     MKS Instruments, Inc.*. . . . . . . . . . . .      23,981,800
    352,800     National Instruments Corp.. . . . . . . . . .      14,200,200
  1,589,422     Plexus Corp.* . . . . . . . . . . . . . . . .      24,699,618
    529,000     SanDisk Corp.*. . . . . . . . . . . . . . . .      33,718,460
  2,103,317     Wind River Systems, Inc.* . . . . . . . . . .      11,967,874
------------------------------------------------------------------------------
                                                                  203,535,297

TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . . . . .   1,109,956,314
------------------------------------------------------------------------------
(COST $1,054,539,195)

SHORT - TERM INVESTMENTS - 17.82%
INVESTMENT COMPANY - 0.28%
    3,657,265     SEI Daily Income Treasury II Fund, 0.42%. .       3,657,265
------------------------------------------------------------------------------

U.S. TREASURIES - 17.54%
  $32,095,000     U.S. Treasury Bill, 0.789% due 10-23-03 . .      32,079,702
  162,000,000     U.S. Treasury Bill, 0.85% due 10-2-03 . . .     161,996,130
   36,272,000     U.S. Treasury Bill, 0.87% due 10-16-03. . .      36,259,766
------------------------------------------------------------------------------
                                                                  230,335,598

TOTAL SHORT-TERM INVESTMENTS. . . . . . . . . . . . . . . . .     233,992,863
------------------------------------------------------------------------------
(COST $233,992,863)

TOTAL INVESTMENTS - 102.36% . . . . . . . . . . . . . . . . .   1,343,949,177
(COST $1,288,532,058)

Liabilities, less Other Assets - (2.36)%. . . . . . . . . . .     (31,067,720)
                                                               ---------------

TOTAL NET ASSETS - 100.00%. . . . . . . . . . . . . . . . . .  $1,312,881,457
                                                               ===============


For federal income tax purposes, the identified cost of investments owned at September 30, 2003 was $1,290,593,108.

Net unrealized appreciation for federal income tax purposes was $53,356,069, which is comprised of unrealized appreciation of $193,064,081 and unrealized depreciation of $139,708,012.

*Non-income  producing  security

ADR  -  American  Depository  Receipt





See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO
USA  GLOBAL  FUND

SCHEDULE  OF  INVESTMENTS
September  30,  2003  (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES                                                   MARKET VALUE
----------------------------------------------------------------------

COMMON STOCKS - 95.95%
CONSUMER DISCRETIONARY - 9.46%
   41,900     The Coca-Cola Co. . . . . . . . . . . . .  $   1,800,024
  110,700     McDonald's Corp.. . . . . . . . . . . . .      2,605,878
   46,900     Wm. Wrigley Jr. Co. . . . . . . . . . . .      2,593,570
----------------------------------------------------------------------
                                                             6,999,472

CONSUMER STAPLES - 8.56%
   26,900     Colgate-Palmolive Co. . . . . . . . . . .      1,503,441
   45,200     The Gillette Co.. . . . . . . . . . . . .      1,445,496
   39,100     Kimberly-Clark Corp.. . . . . . . . . . .      2,006,612
   75,100     Sara Lee Corp.. . . . . . . . . . . . . .      1,378,836
----------------------------------------------------------------------
                                                             6,334,385

FINANCIALS - 6.85%
   82,000     AFLAC INC.. . . . . . . . . . . . . . . .      2,648,600
   41,900     American International Group, Inc.. . . .      2,417,630
----------------------------------------------------------------------
                                                             5,066,230

HEALTH CARE - 17.47%
   84,600     Bristol-Myers Squibb Co.. . . . . . . . .      2,170,836
   43,600     Johnson & Johnson . . . . . . . . . . . .      2,159,072
   35,900     Mentor Corp.. . . . . . . . . . . . . . .        818,520
   66,700     Pfizer Inc. . . . . . . . . . . . . . . .      2,026,346
  107,400     Schering-Plough Corp. . . . . . . . . . .      1,636,776
   57,300     Wyeth . . . . . . . . . . . . . . . . . .      2,641,530
   26,730     Zimmer Holdings, Inc.*. . . . . . . . . .      1,472,823
----------------------------------------------------------------------
                                                            12,925,903

INDUSTRIALS - 7.92%
   16,100     Johnson Controls, Inc.. . . . . . . . . .      1,523,060
   47,800     Lear Corp.* . . . . . . . . . . . . . . .      2,516,192
   42,000     Teleflex Inc. . . . . . . . . . . . . . .      1,824,060
----------------------------------------------------------------------
                                                             5,863,312

INFORMATION TECHNOLOGY - 43.11%
  163,900     Adaptec, Inc.*. . . . . . . . . . . . . .      1,239,084
  104,500     Agilent Technologies, Inc.* . . . . . . .      2,310,495
   44,800     Analog Devices, Inc.* . . . . . . . . . .      1,703,296
   68,300     Applera Corp. - Applied Biosystems Group.      1,523,773
  138,102     Applied Materials, Inc.*. . . . . . . . .      2,505,170
  146,900     Cadence Design Systems, Inc.* . . . . . .      1,968,460
  113,900     Cisco Systems, Inc.*. . . . . . . . . . .      2,225,606
   76,600     Citrix Systems, Inc.* . . . . . . . . . .      1,691,328
  102,900     Intel Corp. . . . . . . . . . . . . . . .      2,830,779




* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



SHARES                                                     MARKET VALUE
------------------------------------------------------------------------


INFORMATION TECHNOLOGY - 43.11% (Continued)
   40,434     Maxim Integrated Products, Inc. . . . . . .  $   1,597,143
   99,500     Micron Technology, Inc.*. . . . . . . . . .      1,335,290
  102,000     Microsoft Corp. . . . . . . . . . . . . . .      2,834,580
   72,102     MKS Instruments, Inc.*. . . . . . . . . . .      1,561,729
  100,300     Motorola, Inc.. . . . . . . . . . . . . . .      1,200,591
   25,900     National Instruments Corp.. . . . . . . . .      1,042,475
   56,200     National Semiconductor Corp.* . . . . . . .      1,814,698
   91,500     Waters Corp.* . . . . . . . . . . . . . . .      2,509,845
------------------------------------------------------------------------
                                                              31,894,342

MATERIALS - 2.58%
   36,700     Sigma-Aldrich Corp. . . . . . . . . . . . .      1,906,198
------------------------------------------------------------------------

TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . . .     70,989,842
------------------------------------------------------------------------
(COST $68,223,522)

SHORT - TERM INVESTMENT - 3.41%
INVESTMENT COMPANY - 3.41%
2,518,847    SEI Daily Income Treasury II Fund, 0.42% . .      2,518,847
------------------------------------------------------------------------
(COST $2,518,847)

TOTAL INVESTMENTS - 99.36%. . . . . . . . . . . . . . . .     73,508,689
------------------------------------------------------------------------
(COST $70,742,369)

Other Assets, less Liabilities - 0.64%. . . . . . . . . .        474,693
                                                           -------------

TOTAL NET ASSETS - 100.00%. . . . . . . . . . . . . . . .  $  73,983,382
                                                           =============


For federal income tax purposes, the identified cost of investments owned at September 30, 2003 was $71,027,509.

Net unrealized appreciation for federal income tax purposes was $2,481,180, which is comprised of unrealized appreciation of $12,995,614 and unrealized depreciation of $10,514,434.

*Non-income  producing  security




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

STATEMENTS OF ASSETS
AND LIABILITIES

September  30,  2003  (unaudited)
(In  Thousands  Except  Per  Share  Data)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                BUFFALO     BUFFALO    BUFFALO      BUFFALO       BUFFALO     BUFFALO
                                    BUFFALO      HIGH       LARGE        MID       SCIENCE &       SMALL       USA
                                    BALANCED     YIELD       CAP         CAP       TECHNOLOGY       CAP       GLOBAL
                                      FUND       FUND       FUND        FUND          FUND         FUND        FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments at cost . . . . . .  $  34,145   $194,792   $ 44,346   $   61,523   $    24,724   $1,288,532   $70,742
                                   ==========  =========  =========  ===========  ============  ===========  ========

  Investments at value. . . . . .  $  33,496   $200,856   $ 46,318   $   65,797   $    24,670   $1,343,949   $73,509
  Cash. . . . . . . . . . . . . .          -          5          -            -             -            -         -

  Receivables:
    Investments sold. . . . . . .         63      1,167          -            -             -            -         -
    Dividends . . . . . . . . . .         27          -         36           26             7          543        49
    Interest. . . . . . . . . . .        340      2,767          -            1             1            3         -
    Fund shares sold. . . . . . .        146      2,002        221          290           135        1,987       559
  Other assets. . . . . . . . . .         11         12          5            2             1           24         6
                                   ----------  ---------  ---------  -----------  ------------  -----------  --------

      Total assets. . . . . . . .     34,083    206,809     46,580       66,116        24,814    1,346,506    74,123
                                   ----------  ---------  ---------  -----------  ------------  -----------  --------

LIABILITIES:
  Payables:
    Investments purchased . . . .          -          -          -          135           248       23,726         -
    Fund shares purchased . . . .         34        159         37           80             2        8,769        77
    Management fees . . . . . . .         28        163         39           55            21        1,125        63
    Accrued expenses. . . . . . .          -          1          -            4             1            5         -
                                   ----------  ---------  ---------  -----------  ------------  -----------  --------
      Total liabilities . . . . .         62        323         76          274           272       33,625       140
                                   ----------  ---------  ---------  -----------  ------------  -----------  --------

NET ASSETS. . . . . . . . . . . .  $  34,021   $206,486   $ 46,504   $   65,842   $    24,542   $1,312,881   $73,983
                                   ==========  =========  =========  ===========  ============  ===========  ========


NET ASSETS CONSIST OF:
  Capital (capital stock and
    paid-in capital). . . . . . .  $  41,241   $205,892   $ 49,896   $   62,928   $    26,125   $1,252,148   $76,115
  Undistributed net investment
    income (loss) . . . . . . . .        (38)       159         (3)        (145)          (68)      (2,930)      (31)
  Undistributed net realized
    gain (loss) from investment
    transactions. . . . . . . . .     (6,533)    (5,629)    (5,361)      (1,215)       (1,461)       8,246    (4,868)
  Net unrealized appreciation
    (depreciation) of
    investments . . . . . . . . .       (649)     6,064      1,972        4,274           (54)      55,417     2,767
                                   ----------  ---------  ---------  -----------  ------------  -----------  --------

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES . . . . . .  $  34,021   $206,486   $ 46,504   $   65,842   $    24,542   $1,312,881   $73,983
                                   ==========  =========  =========  ===========  ============  ===========  ========

Capital shares, $1.00 par value:
  Authorized. . . . . . . . . . .     10,000     25,000     10,000    Unlimited     Unlimited      100,000    10,000
                                   ==========  =========  =========  ===========  ============  ===========  ========

  Outstanding . . . . . . . . . .      4,004     19,182      2,921        6,660         2,780       65,716     4,545
                                   ==========  =========  =========  ===========  ============  ===========  ========

NET ASSET VALUE PER SHARE . . . .  $    8.50   $  10.76   $  15.92   $     9.89   $      8.83   $    19.98   $ 16.28
                                   ==========  =========  =========  ===========  ============  ===========  ========




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

STATEMENTS
OF  OPERATIONS

Six Months Ended September 30, 2003 (unaudited)
(In  Thousands)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *



                                                BUFFALO   BUFFALO    BUFFALO      BUFFALO      BUFFALO     BUFFALO
                                    BUFFALO      HIGH      LARGE       MID       SCIENCE &      SMALL       USA
                                    BALANCED    YIELD       CAP        CAP      TECHNOLOGY       CAP       GLOBAL
                                      FUND       FUND      FUND       FUND         FUND         FUND        FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest. . . . . . . . . . . .  $     422   $  4,916  $      6   $     20   $         3   $      471   $     3
  Dividends . . . . . . . . . . .        198        455       228        132            40        1,931       353
  Foreign tax withheld. . . . . .         (1)         -        (4)         -            (1)         (12)        -
                                   ----------  --------  ---------  ---------  ------------  -----------  --------

    Total investment income . . .        619      5,371       230        152            42        2,390       356
                                   ----------  --------  ---------  ---------  ------------  -----------  --------

EXPENSES:
  Management fees . . . . . . . .        141        892       217        286           103        5,279       359
  Registration fees . . . . . . .          8         29        13         10             6           27        14
  Other . . . . . . . . . . . . .          1          3         1          1             1           14         1
                                   ----------  --------  ---------  ---------  ------------  -----------  --------

    Total expenses. . . . . . . .        150        924       231        297           110        5,320       374
                                   ----------  --------  ---------  ---------  ------------  -----------  --------

    Net investment income (loss).        469      4,447        (1)      (145)          (68)      (2,930)      (18)
                                   ----------  --------  ---------  ---------  ------------  -----------  --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    from investment transactions.        627      3,893    (1,449)      (121)          390       54,118       242

  Net unrealized appreciation
    during the period on
    investments . . . . . . . . .      3,080      9,936    11,067     14,053         6,738      285,305    14,851
                                   ----------  --------  ---------  ---------  ------------  -----------  --------

    Net realized and unrealized
      gain on investments . . . .      3,707     13,829     9,618     13,932         7,128      339,423    15,093
                                   ----------  --------  ---------  ---------  ------------  -----------  --------

    Net increase in net assets
      resulting from operations .  $   4,176   $ 18,276  $  9,617   $ 13,787   $     7,060   $  336,493   $15,075
                                   ==========  ========  =========  =========  ============  ===========  ========




See accompanying Notes to Financial Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                  BUFFALO                        BUFFALO                       BUFFALO
                                               BALANCED FUND                 HIGH YIELD FUND                LARGE CAP FUND
                                         Six Months                      Six Months                    Six Months
                                            Ended           Year           Ended           Year           Ended           Year
                                        September 30,      Ended       September 30,      Ended       September 30,      Ended
                                            2003         March 31,         2003         March 31,         2003         March 31,
                                        (Unaudited)         2003        (Unaudited)        2003        (Unaudited)        2003
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)  . . .   $          469   $       484   $        4,447   $     6,063   $           (1)  $       86
  Net realized gain (loss) from
    investment transactions   . . . .              627        (2,183)           3,893        (1,826)          (1,449)      (1,132)
  Net unrealized appreciation
    (depreciation) during the
    period on investments . . . . . .            3,080        (2,699)           9,936         2,488           11,067      (16,065)
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------

    Net increase (decrease) in net
     assets resulting from operations            4,176        (4,398)          18,276         6,725            9,617      (17,111)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income . . . . . . .             (527)         (510)          (4,428)       (6,125)             (88)           -
  Net realized gain from
    investment transactions . . . . .                -             -                -             -                -            -
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------

    Total distributions
      to shareholders . . . . . . . .             (527)         (510)          (4,428)       (6,125)             (88)           -

CAPITAL SHARE TRANSACTIONS:
  Shares sold . . . . . . . . . . . .           14,128         3,553           75,146        90,761            6,555       12,995
  Reinvested distributions  . . . . .              467           481            3,704         4,911               86            -
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------
                                                14,595         4,034           78,850        95,672            6,641       12,995
  Shares repurchased  . . . . . . . .           (2,273)       (3,945)         (29,220)      (23,121)          (5,330)     (13,928)
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------

    Net increase (decrease) from
      capital share transactions  . .           12,322            89           49,630        72,551            1,311         (933)
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------

      Total increase
        (decrease) in net assets  . .           15,971        (4,819)          63,478        73,151           10,840      (18,044)

NET ASSETS:
  Beginning of period . . . . . . . .           18,050        22,869          143,008        69,857           35,664       53,708
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------

  End of period . . . . . . . . . . .   $       34,021   $    18,050   $      206,486   $   143,008   $       46,504   $   35,664
                                        ===============  ============  ===============  ============  ===============  ===========

  Undistributed net investment
    income (loss) at end of period  .   $          (38)  $        29   $          159   $        67   $           (3)  $       86
                                        ===============  ============  ===============  ============  ===============  ===========

Fund share transactions:
  Shares sold . . . . . . . . . . . .            1,746           460            7,112         9,303              423          895
  Reinvested distributions  . . . . .               55            65              345           509                6            -
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------
                                                 1,801           525            7,457         9,812              429          895
  Shares repurchased  . . . . . . . .             (279)         (510)          (2,774)       (2,393)            (346)      (1,017)
                                        ---------------  ------------  ---------------  ------------  ---------------  -----------
    Net increase (decrease)
      in fund shares  . . . . . . . .            1,522            15            4,683         7,419               83         (122)
                                        ===============  ============  ===============  ============  ===============  ===========




See accompanying Notes to Financial Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

STATEMENTS  OF  CHANGES
IN  NET  ASSETS

(In  Thousands)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                 BUFFALO                         BUFFALO                        BUFFALO
                                               MID CAP FUND             SCIENCE & TECHNOLOGY FUND           SMALL CAP FUND
                                         Six Months                      Six Months                    Six Months
                                            Ended           Year           Ended           Year           Ended           Year
                                        September 30,      Ended       September 30,      Ended       September 30,      Ended
                                            2003         March 31,         2003         March 31,         2003         March 31,
                                        (Unaudited)         2003        (Unaudited)        2003        (Unaudited)        2003
----------------------------------------------------------------------------------------------------------------------------------


OPERATIONS:
  Net investment income (loss). . . .  $         (145)  $      (225)  $          (68)  $      (111)  $       (2,930)  $    (4,870)
  Net realized gain (loss) from
    investment transactions . . . . .            (121)         (667)             390        (1,540)          54,118       (45,826)
  Net unrealized appreciation
    (depreciation)during the
    period on investments . . . . . .          14,053       (10,927)           6,738        (6,864)         285,305      (375,671)
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

    Net increase (decrease) in net
      assets resulting from operations         13,787       (11,819)           7,060        (8,515)         336,493      (426,367)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income . . . . . . .               -             -                -             -                -             -
  Net realized gain from
    investment transactions . . . . .               -             -                -             -                -        (1,487)
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

    Total distributions to
      shareholders. . . . . . . . . .               -             -                -             -                -        (1,487)

CAPITAL SHARE TRANSACTIONS:
  Shares sold . . . . . . . . . . . .          19,080        39,237            6,003         8,750          484,687       547,895
  Reinvested distributions. . . . . .               -             -                -             -                -         1,450
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

                                               19,080        39,237            6,003         8,750          484,687       549,345
  Shares repurchased. . . . . . . . .          (6,218)      (19,980)          (3,058)       (4,210)        (193,933)     (721,000)
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

    Net increase (decrease) from
      capital share transactions. . .          12,862        19,257            2,945         4,540          290,754      (171,655)
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

      Total increase (decrease)
      in net assets . . . . . . . . .          26,649         7,438           10,005        (3,975)         627,247      (599,509)

NET ASSETS:
  Beginning of period . . . . . . . .          39,193        31,755           14,537        18,512          685,634     1,285,143
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

  End of period . . . . . . . . . . .  $       65,842   $    39,193   $       24,542   $    14,537   $    1,312,881   $   685,634
                                       ===============  ============  ===============  ============  ===============  ============

  Undistributed net investment
    income (loss) at end of period. .  $         (145)  $         -   $          (68)  $         -   $       (2,930)  $         -
                                       ===============  ============  ===============  ============  ===============  ============

Fund share transactions:
  Shares sold . . . . . . . . . . . .           2,112         4,591              727         1,238           26,849        32,721
  Reinvested distributions. . . . . .               -             -                -             -                -            80
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

                                                2,112         4,591              727         1,238           26,849        32,801
  Shares repurchased. . . . . . . . .            (653)       (2,527)            (364)         (640)         (10,864)      (44,029)
                                       ---------------  ------------  ---------------  ------------  ---------------  ------------

    Net increase (decrease) in
      fund shares . . . . . . . . . .           1,459         2,064              363           598           15,985       (11,228)
                                       ===============  ============  ===============  ============  ===============  ============


                                                  BUFFALO
                                              USA GLOBAL FUND
                                         Six Months
                                            Ended          Year
                                        September 30,      Ended
                                            2003         March 31,
                                         (Unaudited)       2003
-------------------------------------------------------------------


OPERATIONS:
  Net investment income (loss). . . .  $          (18)  $      (63)
  Net realized gain (loss) from
    investment transactions . . . . .             242       (2,723)
  Net unrealized appreciation
    (depreciation)during the
    period on investments . . . . . .          14,851      (21,138)
                                       ---------------  -----------

    Net increase (decrease) in net
      assets resulting from operations         15,075      (23,924)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income . . . . . . .             (13)           -
  Net realized gain from
    investment transactions . . . . .               -            -
                                       ---------------  -----------

    Total distributions to
      shareholders. . . . . . . . . .             (13)           -

CAPITAL SHARE TRANSACTIONS:
  Shares sold . . . . . . . . . . . .          13,592       32,480
  Reinvested distributions. . . . . .              12            -
                                       ---------------  -----------

                                               13,604       32,480
  Shares repurchased. . . . . . . . .         (15,418)     (20,400)
                                       ---------------  -----------

    Net increase (decrease) from
      capital share transactions. . .          (1,814)      12,080
                                       ---------------  -----------

      Total increase (decrease)
        in net assets . . . . . . . .          13,248      (11,844)

NET ASSETS:
  Beginning of period . . . . . . . .          60,735       72,579
                                       ---------------  -----------

  End of period . . . . . . . . . . .  $       73,983   $   60,735
                                       ===============  ===========

  Undistributed net investment
    income (loss) at end of period. .  $          (31)  $        -
                                       ===============  ===========

Fund share transactions:
  Shares sold . . . . . . . . . . . .             893        2,191
  Reinvested distributions. . . . . .               1            -
                                       ---------------  -----------

                                                  894        2,191
  Shares repurchased. . . . . . . . .          (1,005)      (1,388)
                                       ---------------  -----------

    Net increase (decrease) in
      fund shares . . . . . . . . . .            (111)         803
                                       ===============  ===========




* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

NOTES  TO  FINANCIAL
STATEMENTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

1.  SIGNIFICANT  ACCOUNTING  POLICIES:

The Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the "Funds") are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are constantly issued in multiple series, with each series, in effect, representing a separate Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Investment Valuation - Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used.

All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Securities not currently traded are valued at fair value as determined in good faith by the Boards of Directors/Trustees, or their designated committee. As of September 30, 2003, the Buffalo Balanced Fund and Buffalo High Yield Fund held fair valued securities with market values of $20 and $25, respectively or 0.00% and 0.00% of total net assets, respectively.

Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal Income Taxes - Each Fund intends to comply with the requirement of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

C. Investment Transactions and Investment Income - Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  FEDERAL  TAX  MATTERS:

The tax character of distributions paid during the periods ended September 30, 2003 and March 31, 2003, were identical to those distributions reported in the Statements of Changes in Net Assets, except as follows:

                             MARCH 31, 2003
            -----------------------------------------------
                          CAPITAL     RETURN
FUND         ORDINARY      GAIN     OF CAPITAL     TOTAL*
-----------------------------------------------------------

Balanced .  $  527,773           -            -  $  527,773

High Yield   6,184,954           -            -   6,184,954

Small Cap.           -  $1,469,739  $    17,010   1,486,749


* Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the use of equalization debits for tax purposes.




* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As of March 31, 2003, the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and Liabilities, except as follows:

--------------------------------------------------------------------------------------
                                             BALANCED      HIGH YIELD      LARGE CAP
                                               FUND           FUND           FUND
--------------------------------------------------------------------------------------

Undistributed ordinary income . . . . . .  $     82,560   $    235,531   $     85,659
Undistributed long-term capital gains . .             -              -              -
                                           -------------  -------------  -------------

Accumulated earnings. . . . . . . . . . .        82,560        235,531         85,659

Accumulated capital and other losses* . .    (7,154,796)    (9,517,389)    (3,691,267)
Unrealized appreciation (depreciation)**.    (3,798,439)    (4,079,749)    (9,315,461)
                                           -------------  -------------  -------------
Total accumulated earnings (deficit). . .  $(10,870,675)  $(13,361,607)  $(12,921,069)
                                           =============  =============  =============

--------------------------------------------------------------------------------------
                                            SCIENCE &                        USA
                                            TECHNOLOGY     SMALL CAP        GLOBAL
                                               FUND           FUND           FUND
--------------------------------------------------------------------------------------

Undistributed ordinary income . . . . . .  $         -   $           -   $          -
Undistributed long-term capital gains . .            -               -              -
                                           -------------  -------------  -------------

Accumulated earnings. . . . . . . . . . .            -               -              -

Accumulated capital and other losses* . .   (1,790,061)    (43,811,588)    (4,734,388)
Unrealized appreciation (depreciation)**.   (6,852,417)   (231,949,005)   (12,459,158)
                                           -------------  -------------  -------------
Total accumulated earnings (deficit). . .  $(8,642,478)  $(275,760,593)  $(17,193,546)
                                           =============  =============  =============


* The Funds had net capital loss carryovers and deferred post-October losses as identified elsewhere in the Notes. In addition, they also had deferrals of wash sale losses and timing differences related to amortization of bond premiums.

** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses and the differences between book and tax amortization of bond premiums.


As of March 31, 2003, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

                      CAPITAL LOSS
FUND                    CARRYOVER    EXPIRES
--------------------------------------------
Balanced . . . . . .  $   2,546,950     2007
                          2,192,010     2009
                            225,304     2011

High Yield . . . . .         98,388     2007
                          4,212,790     2009
                            555,120     2010
                          4,031,733     2011

Large Cap. . . . . .        757,457     2010
                          2,333,606     2011

Mid Cap. . . . . . .      1,094,108     2011

Science & Technology      1,091,938     2011

Small Cap. . . . . .     33,821,772     2011

USA Global . . . . .         86,855     2009
                            828,653     2010
                          3,755,016     2011

Certain Funds incurred a loss for tax purposes from November 1, 2002 to March 31, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended March 31, 2004. The following Funds had deferred losses:

FUND
--------------------------------

Balanced . . . . . .  $2,190,532

High Yield . . . . .     619,358

Large Cap. . . . . .     600,204

Science & Technology     698,923

Small Cap. . . . . .   9,989,816

USA Global . . . . .      63,864



* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

3.  TRANSACTIONS  WITH  AFFILIATES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares, insurance, certain director expenses and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors/trustees of the Funds are also officers and/or directors of Kornitzer Capital Management, Inc.

A director/trustee of the Funds is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. An officer of the Funds is affiliated with Quasar Distributors, LLC, which provides distribution services for the Funds.

4.  REDEMPTION  FEE:

Effective December 31, 2001, if shares of the Buffalo High Yield Fund are sold or exchanged within 180 days of their purchase, a redemption fee of 2% of the value of the shares sold or exchanged will be assessed. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the Fund and will help pay transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions.

5.  INVESTMENT  TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended September 30, 2003, were as follows:

Balanced Fund
  Purchases . . . . . . .  $ 15,905,618
  Proceeds from sales . .     7,223,154

High Yield Fund
  Purchases . . . . . . .  $ 53,118,285
  Proceeds from sales . .    43,362,850

Large Cap Fund
  Purchases . . . . . . .  $  6,984,539
  Proceeds from sales . .    10,442,651

Mid Cap Fund
  Purchases . . . . . . .  $  5,895,147
  Proceeds from sales . .       354,546

Science & Technology Fund
  Purchases . . . . . . .  $  5,428,635
  Proceeds from sales . .     4,420,346

Small Cap Fund
  Purchases . . . . . . .  $272,120,859
  Proceeds from sales . .   154,433,906

USA Global Fund
  Purchases . . . . . . .  $  2,865,183
  Proceeds from sales . .     6,106,354

There were no purchases or sales of long-term U.S. govern-ment securities during the period ended September 30, 2003.



This report has been prepared for the information of the Shareholders of the Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, 1-800-49-BUFFALO or at www.buffalofunds.com (11/03).

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FINANCIAL  HIGHLIGHTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO BALANCED FUND

                                                    For The
                                                Six Months Ended
Condensed data for a share of capital          September 30, 2003                     Years Ended March 31,
stock outstanding throughout the period.          (Unaudited)         2003      2002(a)     2001       2000       1999
--------------------------------------------  --------------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period . . . .  $              7.27   $   9.27   $   8.97   $   9.86   $   8.87   $  11.50
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Income from investment operations:
    Net investment income  . . . . . . . . .                 0.13       0.20       0.33       0.35       0.57       0.66
    Net gains (losses) on securities
      (both realized and unrealized) . . . .                 1.25      (1.99)      0.23      (0.79)      0.87      (1.86)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Total from investment operations . . . . .                 1.38      (1.79)      0.56      (0.44)      1.44      (1.20)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Less distributions:
    Dividends from net investment income . .                (0.15)     (0.21)     (0.26)     (0.45)     (0.45)     (0.66)
    Distributions from capital gains . . . .                    -          -          -          -          -      (0.64)
    Distribution in excess of capital gains                     -          -          -          -          -      (0.13)
                                              --------------------  ---------  ---------  ---------  ---------  ---------
  Total distributions  . . . . . . . . . . .                (0.15)     (0.21)     (0.26)     (0.45)     (0.45)     (1.43)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period . . . . . . .  $              8.50   $   7.27   $   9.27   $   8.97   $   9.86   $   8.87
                                              ====================  =========  =========  =========  =========  =========

Total return*                                               18.98%   (19.32%)      6.48%    (4.58%)     16.78%   (10.49%)
                                              ====================  =========  =========  =========  =========  =========

Ratios/Supplemental Data
Net assets, end of period (in millions)  . .  $                34   $     18   $     23   $     28   $     29   $     40
Ratio of expenses to average net assets**  .                 1.06%      1.10%      1.08%      1.06%      1.05%      1.04%
Ratio of net investment income
  to average net assets**  . . . . . . . . .                 3.34%      2.60%      2.71%      3.72%      5.82%      6.19%
Portfolio turnover rate  . . . . . . . . . .                   31%        45%        12%        68%        33%        57%

*Total  return  not  annualized  for  periods  less  than  one  full  year.

**Annualized  for  periods  less  than  one  full  year.

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FINANCIAL  HIGHLIGHTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO HIGH YIELD FUND

                                                    For The
                                                Six Months Ended
Condensed data for a share of capital          September 30, 2003                     Years Ended March 31,
stock outstanding throughout the period.          (Unaudited)         2003      2002(a)     2001       2000       1999
--------------------------------------------  --------------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period . . . .  $              9.86   $   9.87   $  10.24   $  10.21   $  10.74   $  12.83
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Income from investment operations:
    Net investment income  . . . . . . . . .                 0.25       0.55       0.73       1.05       1.05       0.93
    Net gains (losses) on securities
    (both realized and unrealized) . . . . .                 0.90       0.01      (0.34)      0.02      (0.54)     (2.18)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Total from investment operations . . . . .                 1.15       0.56       0.39       1.07       0.51      (1.25)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Less distributions:
    Dividends from net investment income . .                (0.25)     (0.57)     (0.76)     (1.04)     (1.04)     (0.76)
    Distributions from capital gains . . . .                    -          -          -          -          -      (0.08)
                                              --------------------  ---------  ---------  ---------  ---------  ---------
  Total distributions  . . . . . . . . . . .                (0.25)     (0.57)     (0.76)     (1.04)     (1.04)     (0.84)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period . . . . . . .  $             10.76   $   9.86   $   9.87   $  10.24   $  10.21   $  10.74
                                              ====================  =========  =========  =========  =========  =========

Total return*  . . . . . . . . . . . . . . .                11.69%      5.95%      3.95%     11.16%      4.83%    (9.92%)
                                              ====================  =========  =========  =========  =========  =========


Ratios/Supplemental Data
Net assets, end of period (in millions)  . .  $               206   $    143   $     70   $     42   $     44   $     58
Ratio of expenses to average net assets**  .                 1.04%      1.03%      1.04%      1.04%      1.04%      1.05%
Ratio of net investment income
  to average net assets**  . . . . . . . . .                 4.98%      6.24%      7.63%     10.30%      9.05%      7.76%
Portfolio turnover rate  . . . . . . . . . .                   30%        33%        36%        54%        16%        30%

*Total  return  not  annualized  for  periods  less  than  one  full  year.

**Annualized  for  periods  less  than  one  full  year.

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FINANCIAL  HIGHLIGHTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO LARGE CAP FUND

                                                    For The
                                                Six Months Ended
Condensed data for a share of capital          September 30, 2003                     Years Ended March 31,
stock outstanding throughout the period.          (Unaudited)         2003       2002       2001       2000       1999
--------------------------------------------  --------------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period . . . .  $             12.57   $  18.14   $  17.99   $  21.91   $  16.95   $  16.94
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Income from investment operations:
    Net investment income (loss) . . . . . .                    -       0.03      (0.03)      0.04       0.01       0.04
    Net gains (losses) on securities
    (both realized and unrealized) . . . . .                 3.38      (5.60)      0.39      (1.98)      5.21       0.40
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Total from investment operations . . . . .                 3.38      (5.57)      0.36      (1.94)      5.22       0.44
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Less distributions:
    Dividends from net investment income . .                (0.03)         -      (0.01)     (0.03)     (0.01)     (0.05)
    Distributions from capital gains . . . .                    -          -      (0.20)     (1.95)     (0.25)     (0.38)
                                              --------------------  ---------  ---------  ---------  ---------  ---------
  Total distributions  . . . . . . . . . . .                (0.03)         -      (0.21)     (1.98)     (0.26)     (0.43)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period . . . . . . .  $             15.92   $  12.57   $  18.14   $  17.99   $  21.91   $  16.95
                                              ====================  =========  =========  =========  =========  =========

Total return*  . . . . . . . . . . . . . . .                26.90%   (30.71%)      2.06%    (9.86%)     31.07%      2.73%
                                              ====================  =========  =========  =========  =========  =========


Ratios/Supplemental Data
Net assets, end of period (in millions)  . .  $                47   $     36   $     54   $     43   $     34   $     32
Ratio of expenses to average net assets**  .                 1.06%      1.06%      1.06%      1.04%      1.05%      1.06%
Ratio of net investment income (loss)
  to average net assets**  . . . . . . . . .               (0.01%)      0.21%    (0.17%)      0.17%      0.04%      0.27%
Portfolio turnover rate  . . . . . . . . . .                   17%        16%         7%        27%        27%        83%

*Total return not annualized for periods less than one full year.

**Annualized for periods less than one full year.




See accompanying Notes to Financial Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FINANCIAL  HIGHLIGHTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO MID CAP FUND

                                               For The Six Months                                    For The Period From
                                                     Ended                                            December 17, 2001
Condensed data for a share of capital          September 30, 2003             Year Ended               (Inception) to
stock outstanding throughout the period.          (Unaudited)               March 31, 2003             March 31, 2002
--------------------------------------------  --------------------         ----------------         ---------------------
Net asset value, beginning of period . . . .  $              7.54          $         10.12          $              10.00
                                              --------------------         ----------------         ---------------------

  Income from investment operations:
    Net investment loss  . . . . . . . . . .                (0.02)                   (0.04)                        (0.01)
    Net gains (losses) on securities
      (both realized and unrealized) . . . .                 2.37                    (2.54)                         0.13
                                              --------------------         ----------------         ---------------------

  Total from investment operations . . . . .                 2.35                    (2.58)                         0.12
                                              --------------------         ----------------         ---------------------

  Less distributions:
    Dividends from net investment income . .                    -                        -                             -
    Distributions from capital gains . . . .                    -                        -                             -
                                              --------------------         ----------------         ---------------------

  Total distributions  . . . . . . . . . . .                    -                        -                             -
                                              --------------------         ----------------         ---------------------

Net asset value, end of period . . . . . . .  $              9.89          $          7.54          $              10.12
                                              ====================         ================         =====================


Total return*  . . . . . . . . . . . . . . .                31.17%                 (25.49%)                         1.20%
                                              ====================         ================         =====================


Ratios/Supplemental Data
Net assets, end of period (in millions)  . .  $                66          $            39          $                 32
Ratio of expenses to average net assets**  .                 1.04%                    1.10%                         1.16%
Ratio of net investment loss to average
  net assets** . . . . . . . . . . . . . . .               (0.51%)                  (0.59%)                       (0.71%)
Portfolio turnover rate  . . . . . . . . . .                    1%                       8%                            3%

*Total  return  not  annualized  for  periods  less  than  one  full  year.

**Annualized  for  periods  less  than  one  full  year.




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FINANCIAL  HIGHLIGHTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO SCIENCE & TECHNOLOGY FUND

                                                    For The
                                                   Six Months                                        For The Period From
                                                     Ended                                             April 16, 2001
Condensed data for a share of capital          September 30, 2003             Year Ended               (Inception) to
stock outstanding throughout the period.          (Unaudited)               March 31, 2003             March 31, 2002
--------------------------------------------  --------------------         ----------------         ---------------------
Net asset value, beginning of period . . . .  $              6.01          $         10.18          $              10.00
                                              --------------------         ----------------         ---------------------

  Income from investment operations:
    Net investment loss  . . . . . . . . . .                (0.02)                   (0.05)                        (0.05)
    Net gains (losses) on securities
      (both realized and unrealized) . . . .                 2.84                    (4.12)                         0.23
                                              --------------------         ----------------         ---------------------

  Total from investment operations . . . . .                 2.82                    (4.17)                         0.18
                                              --------------------         ----------------         ---------------------

  Less distributions:
    Dividends from net investment income . .                    -                        -                             -
    Distributions from capital gains . . . .                    -                        -                             -
                                              --------------------         ----------------         ---------------------
  Total distributions  . . . . . . . . . . .                    -                        -                             -
                                              --------------------         ----------------         ---------------------

Net asset value, end of period . . . . . . .  $              8.83          $          6.01          $              10.18
                                              ====================         ================         =====================


Total return*  . . . . . . . . . . . . . . .                46.92%                 (40.96%)                         1.80%
                                              ====================         ================         =====================


Ratios/Supplemental Data
Net assets, end of period (in millions)  . .  $                25          $            15          $                 19
Ratio of expenses to average net assets**  .                 1.06%                    1.23%                         1.17%
Ratio of net investment loss to average
  net assets** . . . . . . . . . . . . . . .               (0.66%)                  (0.73%)                       (0.77%)
Portfolio turnover rate  . . . . . . . . . .                   23%                      26%                            4%

*Total return not annualized for periods less than one full year.

**Annualized for periods less than one full year.




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FINANCIAL  HIGHLIGHTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO SMALL CAP FUND

                                                                                                               FOR THE
                                                  For The                                                    PERIOD FROM
                                              Six Months Ended                                              APRIL 14, 1998
Condensed data for a share of capital        September 30, 2003            Years Ended March 31,            (INCEPTION) TO
stock outstanding throughout the period.        (Unaudited)         2003       2002      2001      2000     MARCH 31, 1999
------------------------------------------  --------------------  ---------  --------  --------  --------  ----------------
Net asset value, beginning of period . . .  $             13.79   $  21.08   $ 14.97   $ 15.38   $  9.49   $         10.00
                                            --------------------  ---------  --------  --------  --------  ----------------

  Income from investment operations:
    Net investment income (loss) . . . . .                (0.04)     (0.10)    (0.03)    (0.01)    (0.03)             0.04
    Net gains (losses) on securities
    (both realized and unrealized) . . . .                 6.23      (7.16)     6.17      1.27      6.13             (0.51)
                                            --------------------  ---------  --------  --------  --------  ----------------

  Total from investment operations . . . .                 6.19      (7.26)     6.14      1.26      6.10             (0.47)
                                            --------------------  ---------  --------  --------  --------  ----------------

  Less distributions:
    Dividends from net investment income .                    -          -         -         -         -             (0.04)
    Distributions from capital gains . . .                    -      (0.03)    (0.03)    (1.67)    (0.21)                -
                                            --------------------  ---------  --------  --------  --------  ----------------
  Total distributions  . . . . . . . . . .                    -      (0.03)    (0.03)    (1.67)    (0.21)            (0.04)
                                            --------------------  ---------  --------  --------  --------  ----------------

Net asset value, end of period . . . . . .  $             19.98   $  13.79   $ 21.08   $ 14.97   $ 15.38   $          9.49
                                            ====================  =========  ========  ========  ========  ================


Total return*  . . . . . . . . . . . . . .                44.89%   (34.49%)    41.04%     8.95%    64.87%           (4.69%)
                                            ====================  =========  ========  ========  ========  ================



Ratios/Supplemental Data
Net assets, end of period (in millions)  .  $             1,313   $    686   $ 1,285   $    53   $    35   $            13
Ratio of expenses to average net assets**                  1.01%      1.02%     1.01%     1.04%     1.12%             1.02%
Ratio of net investment income (loss)
  to average net assets**  . . . . . . . .               (0.56%)    (0.55%)   (0.44%)   (0.12%)   (0.27%)             0.59%
Portfolio turnover rate  . . . . . . . . .                   17%        24%        6%       31%       42%               34%

*Total  return  not  annualized  for  periods  less  than  one  full  year.

**Annualized  for  periods  less  than  one  full  year.




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FINANCIAL  HIGHLIGHTS


* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO USA GLOBAL FUND

                                               For The Six Months
                                                     Ended
Condensed data for a share of capital          September 30, 2003                   Years Ended March 31,
stock outstanding throughout the period.          (Unaudited)         2003       2002       2001       2000       1999
--------------------------------------------  --------------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period . . . .  $             13.04   $  18.84   $  17.48   $  25.01   $  16.27   $  17.29
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Income from investment operations:
    Net investment income (loss) . . . . . .                 - (a)     (0.01)     (0.06)     (0.01)     (0.03)      0.06
    Net gains (losses) on securities
    (both realized and unrealized) . . . . .                 3.24      (5.79)      1.42      (4.67)      9.71      (0.51)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Total from investment operations . . . . .                 3.24      (5.80)      1.36      (4.68)      9.68      (0.45)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Less distributions:
    Dividends from net investment income . .                    -          -          -          -      (0.02)     (0.06)
    Distributions from capital gains . . . .                    -          -          -      (2.85)     (0.92)     (0.51)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

  Total distributions  . . . . . . . . . . .                    -          -          -      (2.85)     (0.94)     (0.57)
                                              --------------------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period . . . . . . .  $             16.28   $  13.04   $  18.84   $  17.48   $  25.01   $  16.27
                                              ====================  =========  =========  =========  =========  =========


Total return*  . . . . . . . . . . . . . . .                24.87%   (30.79%)      7.78%   (19.80%)     60.72%    (2.52%)
                                              ====================  =========  =========  =========  =========  =========


Ratios/Supplemental Data
Net assets, end of period (in millions)  . .  $                74   $     61   $     73   $     49   $     52   $     35
Ratio of expenses to average net assets**  .                 1.04%      1.04%      1.05%      1.03%      1.04%      1.05%
Ratio of net investment income
  to average net assets**  . . . . . . . . .               (0.05%)    (0.10%)    (0.39%)    (0.05%)    (0.16%)      0.34%
Portfolio turnover rate  . . . . . . . . . .                    4%         7%         6%        17%        35%        42%

*Total  return  not  annualized  for  periods  less  than  one  full  year.

**Annualized  for  periods  less  than  one  full  year.

(a)Net  investment  loss  is  less  than  $(0.01).




See  accompanying  Notes  to  Financial  Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BUFFALO FUNDS


Balanced Fund

High Yield Fund

Large Cap Fund

Mid Cap Fund

Science & Technology Fund

Small Cap Fund

USA Global Fund

* * * * * * * * * * * * * *


[GRAPHIC OMMITTED]

    BUFFALO(R)
      FUNDS



1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. [RESERVED]
------------------


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------


ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on the evaluation of the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's President and Treasurer has determined that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date and are designed to ensure that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's President and Treasurer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
------------------

(a)(1) Any code of ethics or amendment thereto. Not applicable until annual filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Buffalo High Yield Fund, Inc.

     By (Signature and Title)      /s/  Kent W. Gasaway
                             ----------------------------------------------
                                   Kent W. Gasaway, President and Treasurer

     Date  December 5, 2003
           ----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/  Kent W. Gasaway
                             ----------------------------------------------
                                   Kent W. Gasaway, President and Treasurer

     Date  December 5, 2003
           ----------------